PROVIDENT INSTITUTIONAL FUNDS
=============================

Administration Shares


                                                       PROSPECTUS

                                                       June 5, 2000



                                                       PROVIDENT
                                                       INSTITUTIONAL
                                                       FUNDS


                              The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
How to Find the Information You Need.......................................   1

TempFund...................................................................   2

T-Fund.....................................................................  10

MuniFund...................................................................  17

California Money Fund......................................................  25

Management of the Fund.....................................................  33

Shareholder Information....................................................  34

  Price of Fund Shares.....................................................  34

  Purchase of Shares.......................................................  34

  Redemption of Shares.....................................................  35

  Administration Shareholder Service Plan..................................  36

  Dividends and Distributions..............................................  37

  Federal Taxes............................................................  37

  State and Local Taxes....................................................  37

How to Find the Information You
Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Welcome to the new Provident Institutional Funds Prospectus for Administration Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the Provident Institutional Funds (the "Trust").

This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Administration shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

Administration Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Ad-viser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest pay-ments when due. The Fund is also subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]
                                                 TempFund Dollar Shares/1/
             1990                                          8.02
             1991                                          5.99
             1992                                          3.64
             1993                                          2.87
             1994                                          3.94
             1995                                          5.74
             1996                                          5.17
             1997                                          5.35
             1998                                          5.27
             1999                                          4.90

  /1/As of March 31, 2000, the calendar year to date return was 1.38% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years
  TempFund Dollar Shares/1/                           4.90%   5.28%   5.08%
  IBC's Money Fund Report:
   First Tier Institutions--Only Money Fund Average*  4.95%   5.21%   4.95%
                                                            7 Day Yield
                                                      As of December 31, 1999
  TempFund Dollar Shares/1/                                    5.23%
  IBC's Money Fund Report:
   First Tier Institutions--Only Money Fund Average*           5.49%

/1/ Because the Administration Shares of the Fund has not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Admin-istration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: First Tier Institutions--Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                TempFund
                                             Administration
                                                 Shares
  Management Fees                               .09%
  Other Expenses                                .21%
   Administration Fees                                  .09%
   Miscellaneous                                        .12%
  Total Annual Fund Operating Expenses/1/       .30%
                                             =======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                   TempFund
                                                                Administration
                                                                    Shares
  Management Fees                                                  .08%
  Other Expenses                                                   .20%
   Administration Fees                                                     .08%
   Miscellaneous                                                           .12%
  Total Annual Fund Operating Expenses (after current waivers)     .28%
                                                                =======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  TempFund
               Administration
                   Shares
  One Year          $ 31
  Three Years       $ 97
  Five Years        $169
  Ten Years         $381

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obli-gations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated nation-ally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances,
 6
bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata of the other investment companies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.


Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The financial highlights table is intended to help you understand the TempFund Dollars Shares' financial performance for the past 5 years ended September 30, 1999 and the one month ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

                          -----------------------------------------------------

                           One Month
                             Ended
                          October 31,            Year Ended September 30,
                             1999          1999     1998     1997     1996     1995

Net Asset Value,
 Beginning of Period        $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            -------       -------  -------  -------  -------  -------
Income From Investment
 Operations:
 Net Investment Income        .0043         .0470    .0524    .0514    .0516    .0542
                            -------       -------  -------  -------  -------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (.0043)       (.0470)  (.0524)  (.0514)  (.0516)  (.0542)
                            -------       -------  -------  -------  -------  -------
Net Asset Value, End of
 Period                     $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            =======       =======  =======  =======  =======  =======
Total Return                   5.15%/2/      4.81%    5.38%    5.27%    5.30%    5.57%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              446,569       497,178  302,476  355,284  162,119   81,828
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      .43%/2/       .43%     .43%     .43%     .43%     .49%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.06%/2/      4.71%    5.25%    5.14%    5.16%    5.42%
                          ------------------------------------------------------------

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49%, .51% and .52% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempFund Dollar Shares.
/2/ Annualized.

T-Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
10

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        T-Fund Dollar Shares/1/
           1990                                 7.97
           1991                                 5.96
           1992                                 3.58
           1993                                 2.82
           1994                                 3.66
           1995                                 5.61
           1996                                 5.08
           1997                                 5.19
           1998                                 5.09
           1999                                 4.64
/1/ As of March 31, 2000, the calendar year to date return was 1.32% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years
  T-Fund Dollar Shares/1/                              4.64%  5.12%    4.95%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*   4.69%  5.02%    4.95%
                                                            7 Day Yield
                                                      As of December 31, 1999

  T-Fund Dollar Shares/1/                                 4.47%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*      5.06%

/1/ Because the Administration Shares of the Fund has not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Admin-istration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Government Institutions--Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)

                                                 T-Fund
                                             Administration
                                                 Shares
  Management Fees                                .12%
  Other Expenses                                 .24%
   Administration Fees                                    .12%
   Miscellaneous                                          .12%
  Total Annual Fund Operating Expenses/1/        .36%
                                             =======

/1/ BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                           T-Fund
                                                       Administration
                                                           Shares
  Management Fees                                          .09%
  Other Expenses                                           .21%
   Administration Fees                                              .09%
   Miscellaneous                                                    .12%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                .30%
                                                       =======


Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   T-Fund
               Administration
                   Shares
  One Year          $ 37
  Three Years       $116
  Five Years        $202
  Ten Years         $456

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with bor-rowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to
14
purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for specu-lative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares
The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.
                                            -----------------------------------

                                            Year Ended October 31,
                                     1999     1998     1997     1996     1995
Net Asset Value, Beginning of
 Period                             $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                                    -------  -------  -------  -------  ------
Income From Investment Operations:
 Net Investment Income                .0448    .0507    .0503    .0503   .0540
                                    -------  -------  -------  -------  ------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                   (.0448)  (.0507)  (.0503)  (.0503) (.0540)
                                    -------  -------  -------  -------  ------
Net Asset Value, End of Period      $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                                    =======  =======  =======  =======  ======
Total Return                           4.58%    5.21%    5.16%    5.15%   5.55%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)    612,695  777,385  516,092  351,271  82,502
Ratio of Expenses to Average Daily
 Net Assets/1/                          .45%     .45%     .45%     .44%    .43%
Ratio of Net Investment Income to
 Average Daily Net Assets              4.47%    5.06%    5.03%    5.01%   5.41%

                                            -----------------------------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .51%, .52%, .54%, .55% and .54%, for the years ended October 31, 1999, 1998, 1997, 1996 and
     1995, respectively, for T-Fund Dollar Shares.
16

MuniFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        MuniFund Dollar Shares/1/
           1990                                  5.15
           1991                                  3.53
           1992                                  2.23
           1993                                  1.96
           1994                                  2.36
           1995                                  3.43
           1996                                  3.02
           1997                                  3.20
           1998                                  3.03
           1999                                  2.85
  /1/As of March 31, 2000, the calendar year to date return was 0.80% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).
18

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                     1      5     10
                                                    Year  Years  Years
  MuniFund Dollar Shares/1/                       2.85% 3.11%  3.07%
  IBC's Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*  2.96% 3.22%  3.34%
                                                     7 Day Yield As
                                                    of December 31,
                                                          1999
  MuniFund Dollar Shares/1/                             3.41%
  IBC's Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*        3.85%

/1/ Because the Administration Shares of the Fund has not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Admin-istration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                MuniFund
                                             Administration
                                                 Shares
  Management Fees                                .17%
  Other Expenses                                 .34%
   Administration Fees                                    .17%
   Miscellaneous                                          .17%
  Total Annual Fund Operating Expenses/1/        .51%
                                             =======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                          MuniFund
                                                       Administration
                                                           Shares
  Management Fees                                          .07%
  Other Expenses                                           .23%
   Administration Fees                                              .07%
   Miscellaneous                                                    .16%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                .30%
                                                       =======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  MuniFund
               Administration
                   Shares
  One Year          $ 52
  Three Years       $164
  Five Years        $285
  Ten Years         $640

20

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percent-age limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securi-ties, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings; or

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unre-stricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corpo-rate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment
22
strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for these tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights table is intended to help you understand the MuniFund Dollar Shares' financial performance for the past 5 years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The infor-mation for the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the five years in the period ended Novem-ber 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares
The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

                        -------------------------------------------------------

                          Eleven Months
                              Ended
                           October 31,             Year Ended November 30,
                              1999          1998     1997     1996     1995     1994

Net Asset Value,
 Beginning of Period         $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                             -------       -------  -------  -------  -------  -------
Income From Investment
 Operations:
 Net Investment Income         .0250         .0302    .0313    .0301    .0335    .0230
                             -------       -------  -------  -------  -------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income            (.0250)       (.0302)  (.0313)  (.0301)  (.0335)  (.0230)
                             -------       -------  -------  -------  -------  -------
Net Asset Value, End of
 Period                      $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                             =======       =======  =======  =======  =======  =======
Total Return                    2.77%/2/      3.07%    3.18%    3.06%    3.41%    2.33%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)                56,238        51,736   67,387   61,396    6,474    2,785
Ratio of Expenses to
 Average Daily Net
 Assets/1/                       .45%/2/       .50%     .52%     .52%     .52%     .51%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                     2.71%/2/      3.01%    3.13%    3.01%    3.34%    2.28%
                        ---------------------------------------------------------------

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67%, .66% and .66% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniFund Dollar Shares.
/2/  Annualized.

California Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Ad-viser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest pay-ments when due. The Fund is also subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in California Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        California Money Fund Dollar Shares/1/
           1990                                          5.04
           1991                                          3.69
           1992                                          2.36
           1993                                          2.01
           1994                                          2.48
           1995                                          3.39
           1996                                          2.96
           1997                                          3.14
           1998                                          2.88
           1999                                          2.57
  /1/As of March 31, 2000, the calendar year to date return was 0.61% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).
26

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years
  California Money Fund Dollar Shares/1/              2.57%   2.99%   3.05%
  IBC's Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                          2.74%   3.04%   3.17%
                                                            7 Day Yield
                                                      As of December 31, 1999
  California Money Fund Dollar Shares/1/                      3.08%
  IBC's Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                                  3.47%

/1/ Because the Administration Shares of the Fund has not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Admin-istration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: California State Specific Tax-Free Institutions-- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                             California Money Fund
                                             Administration Shares
  Management Fees                                  .20%
  Other Expenses                                   .35%
   Administration Fees                                        .20%
   Miscellaneous                                              .15%
  Total Annual Fund Operating Expenses/1/          .55%
                                             ==========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are vol-untary and can be terminated at any time.

                                                                  California
                                                                  Money Fund
                                                                Administration
                                                                    Shares
  Management Fees                                                  .07%
  Other Expenses                                                   .23%
   Administration Fees                                                     .07%
   Miscellaneous                                                           .16%
  Total Annual Fund Operating Expenses (after current waivers)     .30%
                                                                =======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
               Administration Shares
  One Year             $ 56
  Three Years          $176
  Five Years           $307
  Ten Years            $689

28

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 65% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to pur-chase instruments that are determined to have minimum credit risk and are Eli-gible Securities. Applicable Eligible Securities are:

 . instruments which are rated at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in one of the top two rating categories by two unaffiliated nation-ally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . instruments issued or guaranteed by persons with short-term debt having such ratings;

 . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer.

Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular fed-eral income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obliga-tion" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
30

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the peculiar risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

Financial Highlights
The financial highlights table is intended to help you understand the Califor-nia Money Fund Dollar Shares' financial performance for the past 5 years ended January 31, 1999 and the nine months ended October 31, 1999. Certain informa-tion reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

                         ------------------------------------------------------

                          Nine Months
                             Ended
                          October 31,            Year Ended January 31,
                             1999          1999     1998     1997     1996    1995

Net Asset Value,
 Beginning of Period        $ 1.00        $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
                            ------        -------  -------  -------  ------  ------
Income From Investment
 Operations:
 Net Investment Income       .0182          .0280    .0309    .0291   .0331   .0256
                            ------        -------  -------  -------  ------  ------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (.0182)        (.0280)  (.0309)  (.0291) (.0331) (.0256)
                            ------        -------  -------  -------  ------  ------
Net Asset Value, End of
 Period                     $ 1.00        $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
                            ======        =======  =======  =======  ======  ======
Total Return                  2.48%/2/       2.84%    3.14%    2.96%   3.37%   2.59%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               8,288        139,601  130,547  126,321  31,163  11,026
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     .45%/2/        .45%     .45%     .45%    .45%    .45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                   2.43%/2/       2.77%    3.09%    2.90%   3.30%   2.54%
                         -----------------------------------------------------------

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73%, .73% and .73% for the years ended January 31, 1999, 1998, 1997, 1996 and 1995, respec-tively, for California Money Fund Dollar Shares.
/2/ Annualized.

MANAGEMENT OF THE FUND

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $58 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, T-Fund, MuniFund and Califor-nia Money Fund paid investment advisory fees and administration fees each aggregating .08%, .09%, .07% and .07%, respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

SHAREHOLDER INFORMATION

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemp-tion orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 noon and 4:00 P.M., Eastern Time (9:00 A.M., and 1:00 P.M. Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstand-ing shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Dela-ware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the cut-off times for when purchase orders are execut-ed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's cus-todian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Administration Shares.
34

  Portfolio                         Time
  TempFund*                 5:30 PM Eastern Time
  T-Fund*                   5:30 PM Eastern Time
  MuniFund                  2:30 PM Eastern Time
  California Money Fund**  12:00 Noon Eastern Time

* Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.
** Purchase orders for Administration Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

Payment for Administration Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial invest-ment by an institution for Administration Shares is $5,000.00. (However, insti-tutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Administration Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' Office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Administration Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the cut-off times for the redemption of Administration Shares of the Funds. Payment for redeemed Administration Shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeem-ing shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time
  TempFund*                5:30 PM Eastern Time
  T-Fund*                  5:30 PM Eastern Time
  MuniFund                 12:00 Noon Eastern Time
  California Money Fund**  12:00 Noon Eastern Time

* Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemption orders for Administration Shares of the California Money Fund will be accepted between 12:00 noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Pur-chase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also "Management of the Fund--Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administra-tion Shares.

Administration Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Trust's Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Administra-tion Shares. The agreement will require the service organization to provide services to its customers who are the beneficial owners of such shares in con-sideration of the Fund's payment of up to .10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the Statement of Addi-tional Information under "Management of the Fund--Service Organization." Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in con-nection with their investments in Administration Shares.
36

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the sharehold-er, within five business days after the end of the month or within five busi-ness days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund and T-Fund will generally be taxable to share-holders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in addi-tional shares. The one major exception to these tax principles is that distri-bution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds--MuniFund and California Money Fund ("the Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determin-ing federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such dividends may be exempt for Federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

                                     * * *

PFPC, as transfer agent, will send each of the Funds' shareholder or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized representatives an annual state-ment regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
38

How to Contact Provident Institutional Funds

For purchase and redemption orders only call: 800-441-7450

For yield call: 800-821-6006
  TempFund Administration Shares Code: H1
  T-Fund Administration Shares Code: N1
  MuniFund Administration Shares Code: K1
  California Money Fund Administration Shares Code: R1

For other information call: 800-821-7432 or visit our website at www.pif.com.

Written correspondence may be sent to:
  Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information
The Statement of Additional Information (the "SAI") includes additional infor-mation about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make share-holder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by elec-tronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.


                                                                      PIF-P-004

PROVIDENT INSTITUTIONAL FUNDS
=============================

Cash Reserve Shares

                                        PROSPECTUS

                                        June 5, 2000


                                        PROVIDENT
                                        INSTITUTIONAL
                                        FUNDS

                                        THE SECURITIES AND EXCHANGE COMMISSION
                                        HAS NOT APPROVED OR DISAPPROVED THE
                                        FUNDS' SHARES OR DETERMINED IF THIS
                                        PROSPECTUS IS ACCURATE OR COMPLETE. IT
                                        IS A CRIMINAL OFFENSE TO STATE
                                        OTHERWISE.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
How to Find the Information You Need......................................    1

TempFund..................................................................    2

T-Fund....................................................................   10

MuniFund..................................................................   17

California Money Fund.....................................................   25

Management of the Fund....................................................   33

Shareholder Information...................................................   34

  Price of Fund Shares....................................................   34

  Purchase of Shares......................................................   34

  Redemption of Shares....................................................   35

  Cash Reserve Shareholder Service Plan...................................   36

  Dividends and Distributions.............................................   37

  Federal Taxes...........................................................   37

  State and Local Taxes...................................................   37

How to Find the Information You
Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the new Provident Institutional Funds Prospectus for Cash Reserve Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Reserve Shares of the Provident Institutional Funds (the "Trust").

This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Cash Reserve Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]
                                                 TempFund Dollar Shares/1/
             1990                                          8.02
             1991                                          5.99
             1992                                          3.64
             1993                                          2.87
             1994                                          3.94
             1995                                          5.74
             1996                                          5.17
             1997                                          5.35
             1998                                          5.27
             1999                                          4.90


/1/ As of March 31, 2000, the calendar year to date return was 1.38% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                        1 Year         5 Years         10 Years
  TempFund Dollar Shares/1/             4.90%           5.28%           5.08%
  IBC's Money Fund Report:
   First Tier Institutions--Only Money
    Fund Average*                       4.95%           5.21%           4.95%
                                                     7 Day Yield
                                               As of December 31, 1999
  TempFund Dollar Shares/1/                             5.23%
  IBC's Money Fund Report:
   First Tier Institutions--Only Money
    Fund Average*                                       5.49%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: First Tier Institutions--Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligi-ble money market instruments.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                  TempFund
                                             Cash Reserve Shares
  Management Fees                                 .09%
  Other Expenses                                  .51%
   Administration Fees                                      .09%
   Shareholder Servicing Fees                               .25%
   Miscellaneous                                            .17%
  Total Annual Fund Operating Expenses/1/         .60%
                                             =========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                            TempFund
                                                       Cash Reserve Shares
  Management Fees                                           .08%
  Other Expenses                                            .50%
   Administration Fees                                                .08%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .17%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .58%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    TempFund
               Cash Reserve Shares
  One Year            $ 61
  Three Years         $192
  Five Years          $335
  Ten Years           $750

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obli-gations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated nation-ally recognized statistical rating organizations ("NRSROs") or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bear-ing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Funds' shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The financial highlights table is intended to help you understand the TempFund Dollar Shares' financial performance for the past 5 years ended September 30, 1999 and the one month ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

                                -----------------------------------------------

                           One Month
                             Ended               Year Ended September 30,
                          October 31,     ------------------------------------------
                             1999          1999     1998     1997     1996     1995

Net Asset Value,
 Beginning of Period        $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                            -------       -------  -------  -------  -------  ------
Income From Investment
 Operations:
 Net Investment Income        .0043         .0470    .0524    .0514    .0516   .0542
                            -------       -------  -------  -------  -------  ------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (.0043)       (.0470)  (.0524)  (.0514)  (.0516) (.0542)
                            -------       -------  -------  -------  -------  ------
Net Asset Value, End of
 Period                     $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                            =======       =======  =======  =======  =======  ======
Total Return                   5.15%/2/      4.81%    5.38%    5.27%    5.30%   5.57%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              446,569       497,178  302,476  355,284  162,119  81,828
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      .43%/2/       .43%     .43%     .43%     .43%    .49%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.06%/2/      4.71%    5.25%    5.14%    5.16%   5.42%
                                -----------------------------------------------------

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% (annualized) for the one month ended October 31, 1999 and, .47%, .48%, .49%, .51% and .52%
    for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respec-tively, for TempFund Dollar Shares.
/2/ Annualized.

T-Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
10

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        T-Fund Dollar Shares/1/
           1990                                 7.97
           1991                                 5.96
           1992                                 3.58
           1993                                 2.82
           1994                                 3.66
           1995                                 5.61
           1996                                 5.08
           1997                                 5.19
           1998                                 5.09
           1999                                 4.64

/1/ As of March 31, 2000, the calendar year to date return was 1.32% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years
  T-Fund Dollar Shares/1/                              4.64%  5.12%    4.95%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*   4.69%  5.02%    4.95%
                                                            7 Day Yield
                                                      As of December 31, 1999
  T-Fund Dollar Shares/1/                                     4.47%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*          5.06%

  /1/Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Government Institutions--Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   T-Fund
                                             Cash Reserve Shares
  Management Fees                                 .12%
  Other Expenses                                  .54%
   Administration Fees                                      .12%
   Shareholder Servicing Fees                               .25%
   Miscellaneous                                            .17%
  Total Annual Fund Operating Expenses/1/         .66%
                                             =========

/1/ BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                             T-Fund
                                                       Cash Reserve Shares
  Management Fees                                           .09%
  Other Expenses                                            .51%
   Administration Fees                                                .09%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .17%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .60%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     T-Fund
               Cash Reserve Shares
  One Year            $ 67
  Three Years         $211
  Five Years          $368
  Ten Years           $822

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with bor-rowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to
14
purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for specu-lative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The financial highlights table is intended to help you understand the T-Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares
The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

                                           ------------------------------------

                                                Year Ended October 31,
                                    1999     1998     1997     1996     1995
Net Asset Value, Beginning of
 Period                            $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   -------  -------  -------  -------  -------
Income From Investment
 Operations:
 Net Investment Income               .0448    .0507    .0503    .0503    .0540
                                   -------  -------  -------  -------  -------
Less Distributions:
Dividends to Shareholders From
 Net Investment Income              (.0448)  (.0507)  (.0503)  (.0503)  (.0540)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Period     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   =======  =======  =======  =======  =======
Total Return                          4.58%    5.21%    5.16%    5.15%    5.55%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)   612,695  777,385  516,092  351,271   82,502
Ratio of Expenses to Average
 Daily Net Assets/1/                   .45%     .45%     .45%     .44%     .43%
Ratio of Net Investment Income to
 Average Daily Net Assets             4.47%    5.06%    5.03%    5.01%    5.41%

                                           ------------------------------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .51%, .52%, .54%, .55% and .54%, for the years ended October 31, 1999, 1998, 1997, 1996 and
     1995, respectively, for T-Fund Dollar Shares.
16

MuniFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        MuniFund Dollar Shares/1/
           1990                                  5.15
           1991                                  3.53
           1992                                  2.23
           1993                                  1.96
           1994                                  2.36
           1995                                  3.43
           1996                                  3.02
           1997                                  3.20
           1998                                  3.03
           1999                                  2.85

/1/ As of March 31, 2000, the calendar year to date return was 0.80% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                    1 Year 5 Years 10 Years
  MuniFund Dollar Shares/1/                          2.85%  3.11%    3.07%
  IBC's Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*   2.96%  3.22%    3.34%
                                                          7 Day Yield
                                                    As of December 31, 1999
  MuniFund Dollar Shares/1/                                 3.41%
  IBC's Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*          3.85%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Tax Free Institutions--Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   MuniFund
                                              Cash Reserve Shares
  Management Fees                                  .17%
  Other Expenses                                   .64%
   Administration Fees                                       .17%
   Shareholder Servicing Fees                                .25%
   Miscellaneous                                             .22%
  Total Annual Fund Operating Expenses /1/         .81%
                                              =========

  /1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                            MuniFund
                                                       Cash Reserve Shares
  Management Fees                                           .07%
  Other Expenses                                            .53%
   Administration Fees                                                .07%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .21%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .60%
                                                       =========


Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    MuniFund
               Cash Reserve Shares
  One Year           $   83
  Three Years        $  259
  Five Years         $  450
  Ten Years          $1,002

20

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percent-age limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securi-ties, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings; or

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unre-stricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corpo-rate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The
22

Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supple-mental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Financial Highlights
The financial highlights table is intended to help you understand the MuniFund Dollar Shares' financial performance for the past 5 years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The infor-mation for the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the five years in the period ended Novem-ber 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares
The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

                                     ------------------------------------------

                          Eleven Months
                              Ended
                           October 31,          Year Ended November 30,
                              1999          1998    1997    1996    1995    1994
Net Asset Value,
 Beginning of Period         $ 1.00        $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                             ------        ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income        .0250         .0302   .0313   .0301   .0335   .0230
                             ------        ------  ------  ------  ------  ------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (.0250)       (.0302) (.0313) (.0301) (.0335) (.0230)
                             ------        ------  ------  ------  ------  ------
Net Asset Value, End of
 Period                      $ 1.00        $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                             ======        ======  ======  ======  ======  ======
Total Return                   2.77%/2/      3.07%   3.18%   3.06%   3.41%   2.33%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               56,238        51,736  67,387  61,396   6,474   2,785
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      .45%/2/       .50%    .52%    .52%    .52%    .51%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.71%/2/      3.01%   3.13%   3.01%   3.34%   2.28%
                             ----------------------------------------------------

  /1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67%, .66% and .66% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniFund Dollar Shares.
  /2/Annualized.
24

California Money Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes its investments in California Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        California Money Fund Dollar Shares/1/
           1990                                          5.04
           1991                                          3.69
           1992                                          2.36
           1993                                          2.01
           1994                                          2.48
           1995                                          3.39
           1996                                          2.96
           1997                                          3.14
           1998                                          2.88
           1999                                          2.57

/1/ As of March 31, 2000, the calendar year to date return was 0.61% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).
26

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years

  California Money Fund Dollar Shares/1/              2.57%   2.99%   3.05%

  IBC's Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                          2.74%   3.04%   3.17%

                                                            7 Day Yield
                                                      As of December 31, 1999
  California Money Fund Dollar Shares/1/                      3.08%
  IBC's Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                                  3.47%

  /1/Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: California State Specific Tax-Free Institutions-- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                             California Money Fund
                                              Cash Reserve Shares
  Management Fees                                  .20%
  Other Expenses                                   .65%
   Administration Fees                                        .20%
   Shareholder Servicing Fees                                 .25%
   Miscellaneous                                              .20%
  Total Annual Fund Operating Expenses/1/          .85%
                                             ==========

   /1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are vol-untary and can be terminated at any time.

                                                       California Money Fund
                                                        Cash Reserve Shares
  Management Fees                                            .07%
  Other Expenses                                             .53%
   Administration Fees                                                  .07%
   Shareholder Servicing Fees                                           .25%
   Miscellaneous                                                        .21%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .60%
                                                       ==========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
                Cash Reserve Shares
  One Year            $   88
  Three Years         $  274
  Five Years          $  477
  Ten Years           $1,061

28

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 65% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to pur-chase instruments that are determined to have minimum credit risk and are Eli-gible Securities. Applicable Eligible Securities are:

 . instruments which are rated at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in one of the top two rating categories by two unaffiliated nation-ally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . instruments issued or guaranteed by persons with short-term debt having such ratings;

 . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer.

Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular fed-eral income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obliga-tion" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
30

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the peculiar risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

Financial Highlights
The financial highlights table is intended to help you understand the Califor-nia Money Fund Dollar Shares' financial performance for the past 5 years ended January 31, 1999 and the nine months ended October 31, 1999. Certain informa-tion reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

                                  ---------------------------------------------

                          Nine Months
                             Ended
                          October 31,             Year Ended January 31,
                             1999          1999     1998     1997     1996     1995
Net Asset Value,
 Beginning of Period        $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            -------       -------  -------  -------  -------  -------
Income From Investment
 Operations:
 Net Investment Income        .0182         .0280    .0309    .0291    .0331    .0256
                            -------       -------  -------  -------  -------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (.0182)       (.0280)  (.0309)  (.0291)  (.0331)  (.0256)
                            -------       -------  -------  -------  -------  -------
Net Asset Value, End of
 Period                     $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            =======       =======  =======  =======  =======  =======
Total Return                   2.48%/2/      2.84%    3.14%    2.96%    3.37%    2.59%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)                8,288       139,601  130,547  126,321   31,163   11,026
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      .45%/2/       .45%     .45%     .45%     .45%     .45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.43%/2/      2.77%    3.09%    2.90%    3.30%    2.54%
                            ---------------------------------------------------------

   /1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73%, .73% and .73% for the years ended January 31, 1999, 1998, 1997, 1996 and 1995, respectively, for California Money Fund Dollar Shares.
   /2/Annualized.

Management of the Fund

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $58 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, T-Fund, MuniFund and Califor-nia Money Fund paid investment advisory fees and administration fees each aggregating .08%, .09%, .07% and .07%, respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

Shareholder Information

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemp-tion orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 Noon and 4:00 P.M., Eastern Time (9:00 A.M., and 1:00 P.M. Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 P.M. Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstand-ing shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Dela-ware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the cut-off times for when purchase orders are execut-ed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's cus-todian, PFPC Trust Company, by 4:00 PM, Eastern Time for MuniFund and Califor-nia Money Fund or 5:30 PM, Eastern Time, for TempFund and T-Fund will be exe-cuted that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time for Munifund and California Money Fund or 5:30 PM, Eastern Time, for TempFund and T-Fund will not be accepted, and notice thereof will be given to the institution plac-ing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Cash Reserve Shares.
34

  Portfolio                         Time
  TempFund*                 5:30 PM Eastern Time
  T-Fund*                   5:30 PM Eastern Time
  MuniFund                  2:30 PM Eastern Time
  California Money Fund**  12:00 Noon Eastern Time

 * Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.
** Purchase orders for Cash Reserve Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Cash Reserve Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment.

Cash Reserve Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' Office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Cash Reserve Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the cut-off times for the redemption of Cash Reserve Shares of the Funds. Payment for redeemed Cash Reserve Shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time
  TempFund*                 5:30 PM Eastern Time
  T-Fund*                   5:30 PM Eastern Time
  MuniFund                 12:00 Noon Eastern Time
  California Money Fund**  12:00 Noon Eastern Time

 * Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemption orders for Cash Reserve Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Informa-tion." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its cus-tomers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also "Management of the Fund--Service Orga-nizations," as described in the Statement of Additional Information.) Institu-tions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Cash Reserve Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Trust's Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the service organization to provide serv-ices to its customers who are the beneficial owners of such shares in consid-eration of the Fund's payment of up to .40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization. Such services are described more fully in the Statement of Addi-tional Information under "Management of the Fund--Service Organizations." Under the terms of the agreements, Service Organizations are required to pro-vide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.
36

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the sharehold-er, within five business days after the end of the month or within five busi-ness days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund and T-Fund will generally be taxable to share-holders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in addi-tional shares. The one major exception to these tax principles is that distri-bution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds--MuniFund and California Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determin-ing federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or Califor-nia state corporate income tax will be taxed as ordinary income to such share-holders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such divi-dends may be exempt for Federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

                                    *  *  *

PFPC, as transfer agent, will send each of the Funds shareholders or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized representatives an annual state-ment regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
38

How to Contact Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006
  TempFund Cash Reserve Shares Code: H2
  T-Fund Cash Reserve Shares Code: N2
  MuniFund Cash Reserve Shares Code: K2
  California Money Fund Cash Reserve Shares Code: R2

For other information call: 800-821-7432 or visit our website at www.pif.com

Written correspondence may be sent to:
  Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information
The Statement of Additional Information (the "SAI") includes additional infor-mation about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make share-holder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by elec-tronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.


                                                                      PIF-P-005

PROVIDENT INSTITUTIONAL FUNDS
=============================

Cash Management Shares



                                                            PROSPECTUS


                                                            June 5, 2000



                                                            PROVIDENT
                                                            INSTITUTIONAL
                                                            FUNDS

                          The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
How to Find the Information You Need.......................................   1

TempFund...................................................................   2

TempCash...................................................................  11

FedFund....................................................................  20

T-Fund.....................................................................  27

Federal Trust Fund.........................................................  35

Treasury Trust Fund........................................................  42

MuniFund...................................................................  49

MuniCash...................................................................  58

California Money Fund......................................................  66

New York Money Fund........................................................  75

Management of The Fund.....................................................  83

Shareholder Information....................................................  84

  Price of Fund Shares.....................................................  84

  Purchase of Shares.......................................................  84

  Redemption of Shares.....................................................  85

  Cash Management Shareholder Service Plan.................................  86

  Dividends and Distributions..............................................  87

  Federal Taxes............................................................  87

  State and Local Taxes....................................................  88

How to Find the Information You
Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the new Provident Institutional Funds Prospectus for Cash Management Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Management Shares of the Provident Institutional Funds (the "Trust").

This prospectus contains information about all ten portfolios (the "Funds") of the Trust that offer Cash Management Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

Cash Management Shares are sold to institutions that have entered into servic-ing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]
                                                 TempFund Dollar Shares/1/
             1990                                          8.02
             1991                                          5.99
             1992                                          3.64
             1993                                          2.87
             1994                                          3.94
             1995                                          5.74
             1996                                          5.17
             1997                                          5.35
             1998                                          5.27
             1999                                          4.90


/1/ As of March 31, 2000, the calendar year to date return was 1.38% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years
  TempFund Dollar Shares/1/                           4.90%   5.28%   5.08%
  IBC's Money Fund Report:
   First Tier Institutions--Only Money Fund Average*  4.95%   5.21%   4.95%
                                                            7 Day Yield
                                                      As of December 31, 1999
  TempFund Dollar Shares/1/                                   5.23%
  IBC's Money Fund Report:
   First Tier Institutions--Only Money Fund Average*          5.49%

 /1/Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.
 * IBC's Money Fund Report: First Tier Institutions--Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligi-ble money market instruments.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                    TempFund
                                             Cash Management Shares
  Management Fees                                   .09%
  Other Expenses                                    .61%
   Administration Fees                                          .09%
   Shareholder Servicing Fees                                   .25%
   Miscellaneous                                                .27%
  Total Annual Fund Operating Expenses/1/           .70%
                                             ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                               TempFund
                                                        Cash Management Shares
  Management Fees                                              .08%
  Other Expenses                                               .60%
   Administration Fees                                                     .08%
   Shareholder Servicing Fees                                              .25%
   Miscellaneous                                                           .27%
   Total Annual Fund Operating Expenses (after current
    waivers)                                                   .68%
                                                        ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      TempFund
               Cash Management Shares
  One Year              $ 72
  Three Years           $224
  Five Years            $390
  Ten Years             $871

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objec-tive may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including govern-ment, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will gen-erally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securi-ties and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated nation-ally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
 6

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bear-ing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The financial highlights tables are intended to help you understand TempFund Cash Management Shares' financial performance for the period June 14, 1999 through September 30, 1999 and the one month ended October 31, 1999 and TempFund Dollar Shares' financial performance for the past five years ended September 30, 1999 and the one month ended October 31, 1999. Certain informa-tion reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Cash Management Shares
The table below sets forth selected financial data for a TempFund Cash Manage-ment Share outstanding throughout each year presented.

                                                      -------------------------

                                            One Month        For the Period
                                              Ended        June 14, 1999/1/
                                           October 31,          Through
                                              1999         September 30, 1999

Net Asset Value, Beginning of Period         $ 1.00              $ 1.00
                                             ------              ------
Income From Investment Operations:
 Net Investment Income                        .0041               .0135
                                             ------              ------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                           (.0041)             (.0135)
                                             ------              ------
Net Asset Value, End of Period               $ 1.00              $ 1.00
                                             ======              ======
Total Return                                   4.92%/2/            4.60%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)             14,069              13,789
Ratio of Expenses to Average Daily Net
 Assets/3/                                      .68%/2/             .68%/2/
Ratio of Net Investment Income to Average
 Daily Net Assets                              4.81%/2/            4.57%/2/
                                                      -----------------------

/1/ Commencement of Operations.
/2/ Annualized.
/3/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Cash Management Shares would have been .70% (annualized) for one month ended October 31, 1999 and .71% (annualized) for the period ended September 30, 1999.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

                                -----------------------------------------------

                           One Month
                             Ended               Year Ended September 30,
                          October 31,     ------------------------------------------
                             1999          1999     1998     1997     1996     1995

Net Asset Value,
 Beginning of Period        $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                            -------       -------  -------  -------  -------  ------
Income From Investment
 Operations:
 Net Investment Income        .0043         .0470    .0524    .0514    .0516   .0542
                            -------       -------  -------  -------  -------  ------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (.0043)       (.0470)  (.0524)  (.0514)  (.0516) (.0542)
                            -------       -------  -------  -------  -------  ------
Net Asset Value, End of
 Period                     $  1.00       $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                            =======       =======  =======  =======  =======  ======
Total Return                   5.15%/2/      4.81%    5.38%    5.27%    5.30%   5.57%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              446,569       497,178  302,476  355,284  162,119  81,828
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      .43%/2/       .43%     .43%     .43%     .43%    .49%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.06%/2/      4.71%    5.25%    5.14%    5.16%   5.42%
                                -----------------------------------------------------

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49%, .51% and .52%
    for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respec-tively, for TempFund Dollar Shares.
/2/ Annualized.

TempCash

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obliga-tions and repurchase agreements relating to such obligations. Under normal mar-ket conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agree-ments relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Because of its concentration in the financial services industry, the Fund will be exposed to the risks associated with that industry, such as government regu-lation, the availability and cost of capital funds, and general economic condi-tions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in Dollar Shares of the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                           TempCash Dollar Shares/1/
           1990                             8.17
           1991                             6.02
           1992                             3.55
           1993                              2.9
           1994                             4.05
           1995                             5.77
           1996                             5.19
           1997                             5.37
           1998                              5.3
           1999                             4.88

 /1/As of March 31, 2000, the calendar year to date return was 1.43% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 8.28% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.82% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years
  TempCash Dollar Shares/1/                           4.88%   5.30%   5.10%
  IBC's Money Fund Report:
   First Tier Institutions--Only Money Fund Average*  4.95%   5.21%   4.95%
                                                            7 Day Yield
                                                      As of December 31, 1999
  TempCash Dollar Shares/1/                                   5.33%
  IBC's Money Fund Report:
   First Tier Institutions--Only Money Fund Average*          5.49%

 /1/Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.
* IBC's Money Fund Report: First Tier Institutions--Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligi-ble money market instruments.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                    TempCash
                                             Cash Management Shares
  Management Fees                                   .16%
  Other Expenses                                    .68%
   Administration Fees                                          .16%
   Shareholder Servicing Fees                                   .25%
   Miscellaneous                                                .27%
  Total Annual Fund Operating Expenses/1/           .84%
                                             ===========

  /1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              TempCash
                                                       Cash Management Shares
  Management Fees                                             .08%
  Other Expenses                                              .60%
   Administration Fees                                                    .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .27%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .68%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      TempCash
               Cash Management Shares
  One Year             $   86
  Three Years          $  268
  Five Years           $  466
  Ten Years            $1,037

14

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. At least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations, unless the Fund is in a temporary defensive position.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund generally will limit its purchases of any one issuer's securities (other than U.S. Government obli-gations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
  ings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .securities issued or guaranteed as to principal or interest by the U.S. Gov-ernment or any of its agencies or instrumentalities; or

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations and certificates of depos-it, bankers' acceptances, bank notes and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may invest substantially in obligations of for-eign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risks. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

Commercial Paper. The Fund may invest in commercial paper and short-term notes and corporate bonds that meet the Fund's quality and maturity restrictions. Commercial paper purchased by the Fund may include instruments issued by for-eign issuers, such as Canadian Commercial Paper, which is U.S. dollar-denomi-nated commercial paper issued by a Canadian corporation or a Canadian counter-part of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by pri-vate companies. Purchasable mortgage-related securities also include adjust-able rate securities. The Fund currently intends to hold CMOs only as collat-eral for repurchase agreements.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Guaranteed Investment Contracts. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (col-lectively "GICs"), issued by highly rated U.S. insurance companies. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a
16
value of up to one-third of its total assets (including the value of the col-lateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.


Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Concentration. The Fund intends to concentrate more than 25% of its total assets in the obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. Because the Fund concen-trates its assets in the financial services industry it will be exposed to the risks associated with that industry, such as government regulation, the avail-ability and cost of capital funds, and general economic conditions.

Foreign Exposure. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the for-eign country involved could affect the payment of principal and interest.
18

Financial Highlights
The financial highlights table is intended to help you understand the TempCash Dollar Shares' financial performance for the past 5 years ended September 30, 1999 and the one month ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempCash Dollar Shares
The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

                              -------------------------------------------------

                          One Month
                            Ended                    Year Ended September 30,
                         October 31,      --------------------------------------------------
                            1999            1999      1998       1997      1996       1995
Net Asset Value,
 Beginning of Period      $   1.00        $   1.00  $    1.00  $   1.00  $    1.00  $   1.00
                          --------        --------  ---------  --------  ---------  --------
Income From Investment
 Operations:
 Net Investment Income       .0042           .0471      .0527     .0516      .0517     .0550
                          --------        --------  ---------  --------  ---------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (.0042)         (.0471)    (.0527)   (.0516)    (.0517)   (.0550)
                          --------        --------  ---------  --------  ---------  --------
Net Asset Value, End of
 Period                   $   1.00        $   1.00  $    1.00  $   1.00  $    1.00  $   1.00
                          ========        ========  =========  ========  =========  ========
Total Return                  5.06%/2/        4.82%      5.41%     5.29%      5.31%     5.65%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)             401,426         378,010    503,809   401,529    527,830   454,156
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     .43%/2/         .43%       .43%      .43%       .43%      .41%
Ratio of Net Investment
 Income to Average            4.94%/2/        4.70%      5.27%     5.16%      5.17%     5.50%
Daily Net Assets

                              -------------------------------------------------
 /1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .59% (annualized) for the one month ended October 31, 1999 and .55%, .57%, .55%, .58% and .55%
    for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respec-tively, for TempCash Dollar Shares.
 /2/Annualized.

FedFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
20

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                             FedFund Dollar Shares/1/
           1990                               7.9
           1991                              5.88
           1992                              3.57
           1993                              2.86
           1994                              3.97
           1995                              5.67
           1996                              5.09
           1997                              5.22
           1998                              5.13
           1999                              4.76

 /1/As of March 31, 2000, the calendar year to date return was 1.37% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 7.99% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.82% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                        1
                                                      Year  5 Years 10 Years
  FedFund Dollar Shares/1/                            4.76%  5.17%   5.00%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*  4.69%  5.02%   4.95%
                                                           7 Day Yield
                                                        As of December 31,
                                                               1999
  FedFund Dollar Shares/1/                                   4.88%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*         5.06%

  /1/Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Government Institutions--Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                     FedFund
                                             Cash Management Shares
  Management Fees                                   .12%
  Other Expenses                                    .66%
   Administration Fees                                          .12%
   Shareholder Servicing Fees                                   .25%
   Miscellaneous                                                .29%
  Total Annual Fund Operating Expenses/1/           .78%
                                             ===========

  /1/BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waiv-ers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                FedFund
                                        Cash Management Shares
  Management Fees                              .08%
  Other Expenses                               .62%
   Administration Fees                                     .08%
   Shareholder Servicing Fees                              .25%
   Miscellaneous                                           .29%
  Total Annual Fund Operating Expenses         .70%
                                        ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      FedFund
               Cash Management Shares
  One Year              $ 80
  Three Years           $249
  Five Years            $433
  Ten Years             $966

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agen-cies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instru-mentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumen-tality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reserve repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve lev-erage risk. Leverage risk is associated with securities or practices that mul-tiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Financial Highlights
The financial highlights table is intended to help you understand the FedFund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

FedFund Dollar Shares
The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

                                  ---------------------------------------------

                                           Year Ended October 31,
                                     1999    1998    1997     1996     1995

Net Asset Value, Beginning of
 Period                             $ 1.00  $ 1.00  $  1.00  $  1.00  $  1.00
                                    ------  ------  -------  -------  -------
Income From Investment Operations:
 Net Investment Income               .0458   .0510    .0505    .0504    .0546
                                    ------  ------  -------  -------  -------
Less Distributions:
Dividends to Shareholders From Net
 Investment
 Income                             (.0458) (.0510)  (.0505)  (.0504)  (.0546)
                                    ------  ------  -------  -------  -------
Net Asset Value, End of Period      $ 1.00  $ 1.00  $  1.00  $  1.00  $  1.00
                                    ======  ======  =======  =======  =======
Total Return                          4.69%   5.23%    5.18%    5.16%    5.61%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)    34,611  30,459  116,316  113,747  213,177
Ratio of Expenses to Average Daily
 Net Assets/1/                         .45%    .45%     .45%     .44%     .43%
Ratio of Net Investment Income to
 Average Daily
 Net Assets                           4.56%   5.10%    5.05%    5.04%    5.46%
                                  --------------------------------------------

  /1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .53%, .53%, .54%, .55% and .54% for the years ended October 31, 1999, 1998, 1997, 1996 and
     1995, respectively, for FedFund Dollar Shares.
26

T-Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        T-Fund Dollar Shares/1/
           1990                                 7.97
           1991                                 5.96
           1992                                 3.58
           1993                                 2.82
           1994                                 3.66
           1995                                 5.61
           1996                                 5.08
           1997                                 5.19
           1998                                 5.09
           1999                                 4.64

 /1/As of March 31, 2000, the calendar year to date return was 1.32% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years
  T-Fund Dollar Shares/1/                             4.64%   5.12%   4.95%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*  4.69%   5.02%   4.95%
                                                            7 Day Yield
                                                      As of December 31, 1999
  T-Fund Dollar Shares/1/                                     4.47%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*          5.06%

  /1/Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Government Institutions--Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                               T-Fund
                                                Cash
                                             Management
                                               Shares
  Management Fees                             .12%
  Other Expenses                              .66%
   Administration Fees                              .12%
   Shareholder Servicing Fees                       .25%
   Miscellaneous                                    .29%
  Total Annual Fund Operating Expenses/1/     .78%
                                             =====

  /1/BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                  T-Fund
                                                                   Cash
                                                                Management
                                                                  Shares
  Management Fees                                                .09%
  Other Expenses                                                 .61%
   Administration Fees                                                 .09%
   Shareholder Servicing Fees                                          .25%
   Miscellaneous                                                       .27%
  Total Annual Fund Operating Expenses (after current waivers)   .70%
                                                                =====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       T-Fund
               Cash Management Shares
  One Year              $ 80
  Three Years           $249
  Five Years            $433
  Ten Years             $966

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with bor-rowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for specu-lative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.
32

Financial Highlights
The financial highlights tables are intended to help you understand the T-Fund Cash Management Shares' financial performance for the period May 17, 1999 through October 31, 1999 and T-Fund Dollar Shares' financial performance for the past five years ended October 31, 1999. Certain information reflects finan-cial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This informa-tion has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the State-ment of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Cash Management Shares
The table below sets forth selected financial data for a T-Fund Cash Management Share outstanding throughout each year presented.


                                                             ---------------

                                                             For the Period
                                                             May 17,1999/1/
                                                                Through
                                                            October 31, 1999
Net Asset Value, Beginning of Period                            $  1.00
                                                                -------
Income From Investment Operations:
 Net Investment Income                                            .0197
                                                                -------
Less Distributions:
Dividends to Shareholders From Net Investment Income             (.0197)
                                                                -------
Net Asset Value, End of Period                                  $  1.00
                                                                =======
Total Return                                                       4.37%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                                  3,252
Ratio of Expenses to Average Daily Net Assets/3/                    .70%/2/
Ratio of Net Investment Income to Average Daily Net Assets         4.43%/2/

                                                             ---------------
  /1/Commencement of Operations.
  /2/Annualized.
  /3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for T-Fund Cash Management Shares would have been .78% (annualized) for the period ended October 31, 1999.

T-Fund Dollar Shares
The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

                                        ---------------------------------------

                                         Year Ended October 31,
                                 1999      1998      1997      1996     1995

  Net Asset Value, Beginning
   of Period                   $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
                               --------  --------  --------  --------  -------
  Income From Investment
   Operations:
   Net Investment Income          .0448     .0507     .0503     .0503    .0540
                               --------  --------  --------  --------  -------
  Less Distributions:
  Dividends to Shareholders
   From Net Investment Income    (.0448)   (.0507)   (.0503)   (.0503)  (.0540)
                               --------  --------  --------  --------  -------
  Net Asset Value, End of
   Period                      $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
                               ========  ========  ========  ========  =======
  Total Return                     4.58%     5.21%     5.16%     5.15%    5.55%
  Ratios/Supplemental Data:
  Net Assets, End of Period
   $(000)                       612,695   777,385   516,092   351,271   82,502
  Ratio of Expenses to
   Average Daily Net
   Assets/1/                        .45%      .45%      .45%      .44%     .43%
  Ratio of Net Investment
   Income to Average Daily
   Net Assets                      4.47%     5.06%     5.03%     5.01%    5.41%

                                        ---------------------------------------
  /1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .51%, .52%, .54%, .55% and .54%, for the years ended October 31, 1999, 1998, 1997, 1996 and
     1995, respectively, for T-Fund Dollar Shares.
34

Federal Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and relative stability of princi-pal.

Investment Policies:
The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the mar-ket value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and since inception years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]

                                Federal Trust Dollar Shares/1/
           1991                            5.83
           1992                            3.55
           1993                            2.81
           1994                            3.99
           1995                            5.58
           1996                            5.01
           1997                            5.13
           1998                            5.07
           1999                            4.73

  /1/As of March 31, 2000, the calendar year to date return was 1.37% (not annualized).

During the nine-year period shown in the bar chart, the highest quarterly return was 6.66% (for the quarter ended March 31, 1991) and the lowest quar-terly return was 2.79% (for the quarter ended June 30, 1993).
36

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                               Since
                                                             Inception
                                                            December 31,
                                             1 Year 5 Years     1990
  Federal Trust Fund Dollar Shares/1/        4.73%   5.11%     4.64%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund
    Average*                                 4.69%   5.02%     4.95%
                                                     7 Day Yield
                                               As of December 31, 1999
  Federal Trust Fund Dollar Shares/1/                5.26%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund
    Average*                                         5.06%

  /1/Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Government Institutions--Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                               Federal
                                             Trust Fund
                                                Cash
                                             Management
                                               Shares
  Management Fees                             .12%
  Other Expenses                              .70%
   Administration Fees                              .12%
   Shareholder Servicing Fees                       .25%
   Miscellaneous                                    .33%
  Total Annual Fund Operating Expenses/1/     .82%
                                             =====

  /1/BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waiv-ers, but can terminate the waivers upon 120 days prior written notice to the Fund.


                                                                  Federal
                                                                Trust Fund
                                                                   Cash
                                                                Management
                                                                  Shares
  Management Fees                                                .06%
  Other Expenses                                                 .64%
   Administration Fees                                                 .06%
   Shareholder Servicing Fees                                          .25%
   Miscellaneous                                                       .33%
  Total Annual Fund Operating Expenses (after current waivers)   .70%
                                                                =====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 Federal Trust Fund
               Cash Management Shares
  One Year             $   84
  Three Years          $  262
  Five Years           $  455
  Ten Years            $1,014

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentali-ties thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government, including securities issued by the U.S. Trea-sury and by certain agencies or instrumentalities such as the Federal Home Loan Bank, Federal Farm Credit Banks Funding Corp. and the Student Loan Mar-keting Association, and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with bor-rowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumen-talities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.
40

Financial Highlights
The financial highlights table is intended to help you understand the Federal Trust Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

Federal Trust Fund Dollar Shares
The table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

                                         --------------------------------------

                                          Year Ended October 31,
                                   1999     1998     1997     1996     1995
  Net Asset Value, Beginning of
   Period                         $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                  -------  -------  -------  -------  -------
  Income From Investment
   Operations:
  Net Investment Income             .0453    .0504    .0496    .0498    .0538
                                  -------  -------  -------  -------  -------
  Less Distributions:
  Dividends to Shareholders From
   Net Investment Income           (.0453)  (.0504)  (.0496)  (.0498)  (.0538)
                                  -------  -------  -------  -------  -------
  Net Asset Value, End of Period  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                  =======  =======  =======  =======  =======
  Total Return                       4.63%    5.17%    5.08%    5.10%    5.52%
  Ratios/Supplemental Data:
  Net Assets, End of Period
   $(000)                          27,539   38,633   38,700   26,875   28,402
  Ratio of Expenses to Average
   Daily Net Assets/1/                .45%     .45%     .45%     .44%     .43%
  Ratio of Net Investment Income
   to Average Daily Net Assets       4.51%    5.04%    4.96%    4.97%    5.36%

                                         --------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .57%, .54%, .56%, .56% and .57% for the years ended October 31, 1999, 1998, 1997, 1996 and
   1995, respectively, for Federal Trust Fund Dollar Shares.

Treasury Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal. The Fund's investment policies are intended to qualify Fund shares for the investment of funds of federally regu-lated thrifts. The Fund intends to qualify its shares as "short-term liquid assets" as established in the published rulings, interpretations, and regula-tions of the Office of Thrift Supervision. However, investing institutions are advised to consult their primary regulator for concurrence that Fund shares qualify under applicable regulations and policies.
42

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                  Treasury Trust Dollar Shares/1/
           1990                                         7.69
           1991                                         5.62
           1992                                         3.29
           1993                                         2.71
           1994                                         3.73
           1995                                         5.41
           1996                                         4.87
           1997                                         4.94
           1998                                         4.74
           1999                                         4.36

 /1/As of March 31, 2000, the calendar year to date return was 1.26% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 8.03% (for the quarter ended March 31, 1990) and the lowest quarterly return was 2.59% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999


                                                      1 Year 5 Years 10 Years
  Treasury Trust Fund Dollar Shares/1/                4.36%   4.87%   4.73%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*  4.69%   5.02%   4.95%
                                                            7 Day Yield
                                                      As of December 31, 1999
  Treasury Trust Fund Dollar Shares/1/                        4.73%
  IBC's Money Fund Report:
   Government Institutions--Only Money Fund Average*          5.06%

 /1/Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.
 * IBC's Money Fund Report Government Institutions--Only Fund Average is com-prised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.pif.com.
44

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)


                                 Treasury Trust Fund
                               Cash Management Shares
  Management Fees                     .12%
  Other Expenses                      .66%
   Administration Fees                            .12%
   Shareholder Servicing Fees                     .25%
   Miscellaneous                                  .29%
  Total Annual Fund
   Operating Expenses/1/              .78%
                               ===========

  /1/BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waiv-ers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                 Treasury Trust Fund
                                               Cash Management Shares
  Management Fees                                     .08%
  Other Expenses                                      .62%
   Administration Fees                                            .08%
   Shareholder Servicing Fees                                     .25%
   Miscellaneous                                                  .29%
  Total Annual Fund
   Operating Expenses (after current waivers)         .70%
                                               ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                Treasury Trust Fund
               Cash Management Shares
  One Year              $ 80
  Three Years           $249
  Five Years            $433
  Ten Years             $966

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts.

The Fund invests in securities maturing within one year or less, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversi-fication, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. To the extent consistent with its investment objec-tives, the Fund may invest in direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Princi-pal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of other investment companies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk.

Financial Highlights
The financial highlights table is intended to help you understand the Treasury Trust Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

Treasury Trust Fund Dollar Shares
The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

                                      -----------------------------------------

                                         Year Ended October 31,
                                1999      1998      1997      1996      1995
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income           .0417     .0477     .0479     .0483     .0520
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income     (.0417)   (.0477)   (.0479)   (.0483)   (.0520)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      4.26%     4.89%     4.91%     4.95%     5.34%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        398,972   471,767   331,498   294,228   223,272
Ratio of Expenses to Average
 Daily Net Assets/1/               .45%      .45%      .45%      .44%      .43%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           4.14%     4.77%     4.79%     4.83%     5.20%
                                      -----------------------------------------

  /1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .53%, .53%, .55%, .55% and .54% for the years ended October 31, 1999, 1998, 1997, 1996 and
     1995, respectively, for Treasury Trust Fund Dollar Shares.
48

MuniFund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Ad-viser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest pay-ments when due. The Fund is also subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        MuniFund Dollar Shares/1/
           1990                                  5.15
           1991                                  3.53
           1992                                  2.23
           1993                                  1.96
           1994                                  2.36
           1995                                  3.43
           1996                                  3.02
           1997                                  3.20
           1998                                  3.03
           1999                                  2.85

 /1/As of March 31, 2000, the calendar year to date return was 0.80% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).
50

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                    1 Year 5 Years 10 Years
  MuniFund Dollar Shares/1/                         2.85%   3.11%   3.07%
  IBC's Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*  2.96%   3.22%   3.34%
                                                          7 Day Yield
                                                    As of December 31, 1999
  MuniFund Dollar Shares/1/                                 3.41%
  IBC's Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*          3.85%

  /1/Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                    MuniFund
                                             Cash Management Shares
  Management Fees                                   .17%
  Other Expenses                                    .75%
   Administration Fees                                          .17%
   Shareholder Servicing Fees                                   .25%
   Miscellaneous                                                .33%
  Total Annual Fund Operating Expenses/1/           .92%
                                             ===========

  /1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.


                                                              MuniFund
                                                       Cash Management Shares
  Management Fees                                             .07%
  Other Expenses                                              .63%
   Administration Fees                                                    .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .31%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 MuniFund Cash
               Management Shares
  One Year          $   94
  Three Years       $  293
  Five Years        $  509
  Ten Years         $1,131

52

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percent-age limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securi-ties, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings; or

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unre-stricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corpo-rate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment
54
strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights tables are intended to help you understand the finan-cial performance for MuniFund Cash Management Shares for the period June 14, 1999 through October 31, 1999 and for MuniFund Dollar Shares for the past five years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all divi-dends and distributions). The information for the eleven months ended October 31, 1999 for both MuniFund Cash Management Shares and Munifund Dollar Shares was audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Addi-tional Information and included in the Annual Report, each of which is avail-able upon request. The information for MuniFund Dollar Shares for the five year period ended November 30, 1998 was audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Cash Management Shares
The table below sets forth selected financial data for a MuniFund Cash Manage-ment Share outstanding throughout each year presented.
                                                                ---------------

                                                              For the Period
                                                            June 14, 1999/1/
                                                                 Through
                                                               October 31,
                                                                   1999
Net Asset Value, Beginning of Period                              $ 1.00
                                                                  ------
Income From Investment Operations:
 Net Investment Income                                             .0099
                                                                  ------
Less Distributions:
Dividends to Shareholders From Net Investment Income              (.0099)
                                                                  ------
Net Asset Value, End of Period                                    $ 1.00
Total Return                                                        2.61%/2/
                                                                  ======
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                                   2,712
Ratio of Expenses to Average Daily Net Assets/3/                     .70%/2/
Ratio of Net Investment Income to Average Daily Net Assets          2.58%/2/

                                                                ---------------
 /1/  Commencement of Operations.
 /2/  Annualized.
 /3/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for MuniFund Cash Management Shares would have been .92% (annualized) for the period ended October 31, 1999.
56

MuniFund Dollar Shares

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

                                    -------------------------------------------

                          Eleven Months
                              Ended
                           October 31,          Year Ended November 30,
                              1999          1998    1997    1996    1995    1994
Net Asset Value,
 Beginning of Period         $ 1.00        $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                             ------        ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income        .0250         .0302   .0313   .0301   .0335   .0230
                             ------        ------  ------  ------  ------  ------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (.0250)       (.0302) (.0313) (.0301) (.0335) (.0230)
                             ------        ------  ------  ------  ------  ------
Net Asset Value, End of
 Period                      $ 1.00        $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                             ======        ======  ======  ======  ======  ======
Total Return                   2.77%/2/      3.07%   3.18%   3.06%   3.41%   2.33%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               56,238        51,736  67,387  61,396   6,474   2,785
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      .45%/2/       .50%    .52%    .52%    .52%    .51%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.71%/2/      3.01%   3.13%   3.01%   3.34%   2.28%

                                    -------------------------------------------

  /1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67%, .66% and .66% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniFund Dollar Shares.
  /2/ Annualized.

MuniCash

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Ad-viser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest pay-ments when due. The Fund is also subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.
58

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                       MuniCash Dollar Shares/1/
           1990                                         5.69
           1991                                         4.21
           1992                                         2.66
           1993                                         2.09
           1994                                         2.58
           1995                                         3.66
           1996                                         3.26
           1997                                          3.4
           1998                                         3.22
           1999                                         2.93

 /1/As of March 31, 2000, the calendar year to date return was 0.83% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 5.82% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.00% (for the quarter ended March 31, 1994).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999


                                                   1 Year 5 Years 10 Years
  MuniCash Dollar Shares/1/                        2.93%   3.29%   3.37%
  IBC's Money Fund Report:
   Tax-Free Institutions-Only Money Fund Average*  2.96%   3.22%   3.34%
                                                         7 Day Yield
                                                   As of December 31, 1999
  MuniCash Dollar Shares/1/                                3.45%
  IBC's Money Fund Report:
   Tax-Free Institutions-Only Money Fund Average*          3.85%

 /1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: Tax-Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.
60

Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                    MuniCash
                                             Cash Management Shares
  Management Fees                                   .17%
  Other Expenses                                    .74%
   Administration Fees                                          .17%
   Shareholder Servicing Fees                                   .25%
   Miscellaneous                                                .32%
  Total Annual Fund Operating Expenses/1/           .91%
                                             ===========

  /1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.


                                                              MuniCash
                                                       Cash Management Shares
  Management Fees                                             .07%
  Other Expenses                                              .63%
   Administration Fees                                                    .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .31%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      MuniCash
               Cash Management Shares
  One Year             $   93
  Three Years          $  290
  Five Years           $  504
  Ten Years            $1,120

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all of its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending invest-ment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limita-tion on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; pro-vided that the Fund generally may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligi-ble Securities are:

 .securities that have short-term debt ratings at the time of purchase or which are guaranteed or in some cases otherwise supported by credit support with such rating in the two highest rating categories by at least two unaf-filiated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.
62

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unre-stricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corpo-rate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of other investment companies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligatins and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.
64

Financial Highlights
The financial highlights table is intended to help you understand the MuniCash Dollar Shares' financial performance for the past 5 years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table rep-resent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The infor-mation for the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the five year period ended November 30, 1998 were audited by KPMG LLP whose report dated expressed an unqualified opin-ion on those statements.

MuniCash Dollar Shares
The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

                              -------------------------------------------------

                          Eleven Months
                              Ended                  Year Ended November 30,
                           October 31,      ----------------------------------------------
                              1999           1998      1997      1996      1995     1994
Net Asset Value,
 Beginning of Period        $   1.00        $  1.00  $   1.00  $   1.00  $   1.00  $  1.00
                            --------        -------  --------  --------  --------  -------
Income From Investment
 Operations:
 Net Investment Income         .0258          .0321     .0333     .0325     .0357    .0241
                            --------        -------  --------  --------  --------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income            (.0258)        (.0321)   (.0333)   (.0325)   (.0357)  (.0241)
                            --------        -------  --------  --------  --------  -------
Net Asset Value, End of
 Period                     $   1.00        $  1.00  $   1.00  $   1.00  $   1.00  $  1.00
                            ========        =======  ========  ========  ========  =======
Total Return                    2.86%/2/       3.26%     3.38%     3.31%     3.64%    2.44%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               123,017         91,404   150,089   101,528   101,424   99,688
Ratio of Expenses to
 Average Daily Net
 Assets/1/                       .45%/2/        .43%      .43%      .43%      .43%     .44%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                     2.80%/2/       3.22%     3.33%     3.25%     3.58%    2.34%

                              -------------------------------------------------
  /1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .66% (annualized) for the eleven months ended October 31, 1999 and .65%, .66%, .67%, .66% and .67% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniCash Dollar Shares.
  /2/Annualized.

California Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Ad-viser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest pay-ments when due. The Fund is also subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in California Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other
66
government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past per-formance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                                        California Money Fund Dollar Shares/1/
           1990                                          5.04
           1991                                          3.69
           1992                                          2.36
           1993                                          2.01
           1994                                          2.48
           1995                                          3.39
           1996                                          2.96
           1997                                          3.14
           1998                                          2.88
           1999                                          2.57

 /1/As of March 31, 2000, the calendar year to date return was 0.61% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                      1 Year 5 Years 10 Years
  California Money Fund Dollar Shares/1/               2.57%  2.99%    3.05%
  IBC's Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                           2.74%  3.04%    3.17%
                                                            7 Day Yield
                                                      As of December 31, 1999
  California Money Fund Dollar Shares/1/                      3.08%
  IBC's Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                                  3.47%

 /1/Because the Cash Management Shares of the Fund have not yet commenced oper-ations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.
 * IBC's Money Fund Report: California State Specific Tax-Free Institutions-- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.
68

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                             California Money Fund
                                             Cash Management Shares
  Management Fees                                   .20%
  Other Expenses                                    .75%
   Administration Fees                                          .20%
   Shareholder Servicing Fees                                   .25%
   Miscellaneous                                                .30%
  Total Annual Fund Operating Expenses/1/           .95%
                                             ===========

 /1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                       California Money Fund
                                                       Cash Management Shares
  Management Fees                                             .07%
  Other Expenses                                              .63%
   Administration Fees                                                    .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .31%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waiver) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
               Cash Management Shares
  One Year             $   97
  Three Years          $  303
  Five Years           $  525
  Ten Years            $1,166

INVESTMENT STRATEGIES AND RISK DISCLOSURES

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 65% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to pur-chase instruments that are determined to have minimum credit risk and are Eli-gible Securities. Applicable Eligible Securities are:

 . instruments which are rated at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in one of the top two rating categories by two unaffiliated nation-ally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . instruments issued or guaranteed by persons with short-term debt having such ratings;

 . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer.
70

Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular fed-eral income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obliga-tion" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strate-gies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the peculiar risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

Financial Highlights
The financial highlights table is intended to help you understand the Califor-nia Money Fund Dollar Shares' financial performance for the past 5 years ended January 31, 1999 and the nine months ended October 31, 1999. Certain informa-tion reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

                              -------------------------------------------------

                          Nine Months
                             Ended
                          October 31,               Year Ended January 31,
                             1999           1999      1998      1997     1996     1995
Net Asset Value,
 Beginning of Period        $  1.00       $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                            -------       --------  --------  --------  -------  -------
Income From Investment
 Operations:
 Net Investment Income        .0182          .0280     .0309     .0291    .0331    .0256
                            -------       --------  --------  --------  -------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income           (.0182)        (.0280)   (.0309)   (.0291)  (.0331)  (.0256)
                            -------       --------  --------  --------  -------  -------
Net Asset Value, End of
 Period                     $  1.00       $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                            =======       ========  ========  ========  =======  =======
Total Return                   2.48%/2/       2.84%     3.14%     2.96%    3.37%    2.59%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)                8,288        139,601   130,547   126,321   31,163   11,026
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      .45%/2/        .45%      .45%      .45%     .45%     .45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.43%/2/     2.77%     3.09%     2.90%    3.30%    2.54%

                              -------------------------------------------------
 /1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73%, .73% and .73% for the years ended January 31, 1999, 1998, 1997, 1996 and 1995, respec-tively, for California Money Fund Dollar Shares.
 /2/Annualized.
74

New York Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of New York. We may also invest in debt obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumen-talities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obliga-tions") are exempt from regular federal, New York State and New York City per-sonal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Ad-viser"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest pay-ments when due. The Fund is also subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in New York Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than New York Municipal Obligations are exempt from federal income tax but may be subject to New York State and New York City personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     [GRAPH]
                               New York Money Fund Dollar Shares/1/
           1990                                            5.15
           1991                                            3.64
           1992                                            2.41
           1993                                            1.97
           1994                                            2.38
           1995                                            3.44
           1996                                            3.05
           1997                                            3.23
           1998                                            2.97
           1999                                            2.74

 /1/As of March 31, 2000, the calendar year to date return was 0.75% (not annualized).

During the ten-year period shown in the bar chart, the highest quarterly return was 5.29% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.84% (for the quarter ended March 31, 1994).
76

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                    1 Year 5 Years 10 Years
  New York Money Fund Dollar Shares/1/              2.74%   3.08%   3.09%
  IBC's Money Fund Report: New York State Specific
   Tax-Free Institutions--Only Money Fund Average*  2.72%   3.11%   3.22%
                                                          7 Day Yield
                                                    As of December 31, 1999
  New York Money Fund Dollar Shares/1/                      3.31%
  IBC's Money Fund Report: New York State Specific
   Tax-Free
   Institutions--Only Money Fund Average*                   3.55%

  /1/Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.
* IBC's Money Fund Report: New York State Specific Tax-Free Institutions-- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              New York Money Fund
                                             Cash Management Shares
  Management Fees                                    .20%
  Other Expenses                                     .80%
   Administration Fees                                           .20%
   Shareholder Servicing Fees                                    .25%
   Miscellaneous                                                 .35%
  Total Annual Fund Operating Expenses/1/           1.00%
                                             ===========

   /1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are vol-untary and can be terminated at any time.

                                                 New York Money Fund
                                               Cash Management Shares
  Management Fees                                      .05%
  Other Expenses                                       .65%
   Administration Fees                                              .05%
   Shareholder Servicing Fees                                       .25%
   Miscellaneous                                                    .35%
  Total Annual Fund Operating Expenses (after
   current waivers)                                    .70%
                                               ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                New York Money Fund
               Cash Management Shares
  One Year             $  102
  Three Years          $  318
  Five Years           $  552
  Ten Years            $1,225

78

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 65% of its net assets in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The securities purchased by the Fund are subject to the quality, diversifica-tion, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligi-ble Securities are:

 .instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally rec-ognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .instruments issued or guaranteed by persons with short-term debt having such ratings;

 .unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activ-ity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act of 1940, as amended. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description. 80

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Special Considerations Affecting the Fund. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have, at times, experi-enced serious financial difficulties. These difficulties have at times jeopar-dized the credit standing and impaired the borrowings abilities of all New York issuers and have generally contributed to higher interest costs for their bor-rowing and fewer markets for their outstanding debt obligations. Strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than compa-rably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights table is intended to help you understand the New York Money Fund Dollar Shares' financial performance for the past 5 years ended July 31, 1999 and the three months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

New York Money Fund Dollar Shares
The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented./3/

                                -----------------------------------------------

                          Three Months
                             Ended
                          October 31,          Year Ended July 31,
                              1999     1999   1998          1997     1996    1995
Net Asset Value,
 Beginning of Period         $1.00     $1.00 $  1.00       $  1.00  $  1.00  $1.00
                             -----     ----- -------       -------  -------  -----
Income From Investment
 Operations:
Net Investment Income           --        --   .0303         .0309    .0089     --
                             -----     ----- -------       -------  -------  -----
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income              --        --  (.0303)       (.0309)  (.0089)    --
                             -----     ----- -------       -------  -------  -----
Net Asset Value, End of
 Period                      $1.00     $1.00 $  1.00       $  1.00  $  1.00  $1.00
                             =====     ===== =======       =======  =======  =====
Total Return                    --       --     3.16%/2/      3.14%    3.05%    --
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)                  --        --      --         1,148       20     --
Ratio of Expenses to
 Average Daily Net
 Assets/1/                      --        --     .45%/2/       .45%     .45%    --
Ratio of Net Investment
 Income to Average Daily
 Net Assets                     --        --    3.11%/2/      3.09%    3.07%    --
                                --------------------------------------------------

 /1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Fund Dollar Shares.
 /2/ Annualized.
 /3/ There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to October 31, 1999.
82

Management of the Fund

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $58 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund paid investment advisory fees and administration fees each aggregating .08%, .08%, .08%, .09%, .06%, .08%, .07%, .07%, .07%, and
 .05%, respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

Shareholder Information

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemp-tion orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of each Fund, except for TempFund and T-Fund, is determined as of 12:00 Noon and 4:00 PM, Eastern Time (9:00 AM and 1:00 PM Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 PM Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Dela-ware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the cut-off times for when purchase orders are execut-ed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's cus-todian, PFPC Trust Company, by 4:00 PM Eastern Time (5:30 PM Eastern Time for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM Eastern Time (5:30 PM, Eastern Time for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Cash Management Shares.
84

  Portfolio                         Time
  TempFund*                 5:30 PM Eastern Time
  TempCash                  3:00 PM Eastern Time
  FedFund                   3:00 PM Eastern Time
  T-Fund*                   5:30 PM Eastern Time
  Federal Trust Fund        2:30 PM Eastern Time
  Treasury Trust Fund       2:30 PM Eastern Time
  MuniFund                  2:30 PM Eastern Time
  MuniCash                  2:30 PM Eastern Time
  California Money Fund**  12:00 Noon Eastern Time
  New York Money Fund      12:00 Noon Eastern Time

* Purchase orders placed between 3:00 PM and 5:30 PM Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.
** Purchase orders for Cash Management Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial invest-ment by an institution for Cash Management Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Cash Management Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' Office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Cash Management Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the cut-off times for the redemption of Cash Manage-ment Shares of the Funds. Payment for redeemed shares of the Funds for which redemption are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the estab-lished cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time
  TempFund*                 5:30 PM Eastern Time
  TempCash                  3:00 PM Eastern Time
  FedFund                   3:00 PM Eastern Time
  T-Fund*                   5:30 PM Eastern Time
  Federal Trust Fund        2:30 PM Eastern Time
  Treasury Trust Fund       2:30 PM Eastern Time
  MuniFund                 12:00 Noon Eastern Time
  MuniCash                 12:00 Noon Eastern Time
  California Money Fund**  12:00 Noon Eastern Time
  New York Money Fund      12:00 Noon Eastern Time

* Redemption orders placed between 3:00 PM and 5:30 PM Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemptions orders for Cash Management Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Cash Management share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circum-stances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also "Management of the Fund--Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Manage-ment Shares.

Cash Management Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Cash Management Shares. Pursuant to a Share-holder Services Plan adopted by the Trust's
86

Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Management Shares. The agreement will require the service organization to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization. Such services are described more fully in the Statement of Additional Information under "Manage-ment of the Fund--Service Organizations." Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distri-butions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds-- MuniFund, MuniCash, California Money Fund and New York Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liabil-ity. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such div-idends may be exempt for Federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Munic-ipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes). Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State of New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Munici-pal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

                                    *  *  *

PFPC, as transfer agent, will send each of the Funds' shareholders or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized repre-
88
sentatives an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

How to Contact Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006
  TempFund Cash Management Shares Code: H3
  TempCash Cash Management Shares Code: H4
  FedFund Cash Management Shares: U2
  T-Fund Cash Management Shares Code: N3
  Federal Trust Fund Cash Management Shares Code: U1
  Treasury Trust Fund Cash Management Shares: N4
  MuniFund Cash Management Shares Code: K3
  MuniCash Cash Management Shares Code: K4
  California Money Fund Cash Management Shares Code: R3
  New York Money Fund Cash Management Shares Code: R4

For other information call: 800-821-7432 or visit our web site at www.pif.com

Written correspondence may be sent to:
  Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information
The Statement of Additional Information (the "SAI") includes additional infor-mation about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make share-holder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by elec-tronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.


                                                                      PIF-P-003

                         PROVIDENT INSTITUTIONAL FUNDS

                      Statement of Additional Information


                               June 5, 2000

          This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses for the Institutional and Dollar Classes of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund; the Administration and Cash Reserve Classes of TempFund, T-Fund, MuniFund and California Money Fund; the Plus Class of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund and the Institutional Class of TempCash and MuniCash, of Provident Institutional Funds ("PIF" or the "Trust") and the Cash Management Class of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus of the Fund. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing PIF, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809 or calling PIF at 1-800-821-7432. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.


                               Table Of Contents

                                                                   Page
                                                                   ----
General Information.................................................  3
Investment Strategies, Risks and Policies...........................  4
      Portfolio Transactions........................................  4
      Investment Instruments and Policies...........................  5
      Variable and Floating Rate Instruments........................  5
      Repurchase Agreements.........................................  5
      Securities Lending............................................  7
      Reverse Repurchase Agreements.................................  7
      When-Issued and Delayed Settlement Transactions...............  8
      U.S. Government Obligations...................................  8
      Mortgage-Related and Other Asset-Backed Securities............  8
      Banking Industry Obligations.................................. 10
      Special Considerations Regarding Foreign Investments.......... 11
      Guaranteed Investment Contracts............................... 11
      Investment Company Securities................................. 11

                                                                          Page
                                                                          ----
     Municipal Obligations...............................................  12
     Restricted and Other Illiquid Securities............................  14
     Stand-By Commitments................................................  14
     Short-Term Trading..................................................  14
     Special Considerations With Respect To California Money Fund........  15
     Special Considerations With Respect To New York Money Fund..........  26
Investment Limitations...................................................  37
Additional Purchase and Redemption Information...........................  40
     In General..........................................................  40
     Net Asset Value.....................................................  41
Management of the Funds..................................................  43
     Trustees and Officers...............................................  43
     Investment Adviser..................................................  46
     Co-Administrators...................................................  48
     Distributor.........................................................  50
     Custodian and Transfer Agent........................................  51
     Service Organizations...............................................  52
     Expenses............................................................  57
Additional Information Concerning Taxes..................................  57
Dividends................................................................  59
     General.............................................................  59
Additional Yield and Other Performance Information.......................  59
Additional Description Concerning Shares.................................  64
Counsel..................................................................  65
Auditors.................................................................  65
Financial Statements.....................................................  65
Miscellaneous............................................................  66
     Shareholder Vote....................................................  66
     Securities Holdings of Brokers......................................  66
     Certain Record Holders..............................................  67
APPENDIX A............................................................... A-1

                              GENERAL INFORMATION

          PIF was organized as a Delaware business trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"); (2) Trust for Federal Securities ("Fed"); (3) Municipal Fund for Temporary Investment ("Muni"); (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and (5) Municipal Fund for New York Investors, Inc. ("NY Muni") (each a "Predecessor Company," collectively the "Predecessor Companies"). The Predecessor Companies were comprised of the following portfolios (each, a "Fund" or "Predecessor Fund," collectively, the "Funds" or "Predecessor Funds"): Temp - TempFund and TempCash; Fed - FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni - MuniFund and MuniCash; Cal Muni - California Money Fund; and NY Muni - New York Money Fund.

          The Funds commenced operations as follows: TempFund - October 1973; TempCash - February 1984; FedFund - October 1975; T-Fund - March 1980; Federal Trust Fund - December 1980; Treasury Trust Fund - May 1989; MuniFund - February 1980; MuniCash - February 1984; California Money Fund - February 1983; and New York Money Fund - March 1983.

          The fiscal year end for each of the Predecessor Companies and their respective Funds was as follows: Temp - September 30, Fed - October 31, Muni - November 30, Cal Muni - January 31 and NY Muni - July 31. The Trust's current fiscal year end for each of the Funds is October 31. This Statement of Additional Information contains various charts with respect to fees and performance information of the Predecessor Companies and/or Predecessor Funds.

          On February 10, 1999, each of the Predecessor Funds was reorganized into a separate series of PIF. PIF is a no-load open-end management investment company. Currently, PIF offers shares of each of ten Funds. Each Fund is a diversified fund, with the exception of California Money Fund and New York Money Fund which are classified as non-diversified investment companies under the 1940 Act. Each of the Funds offers a class of Shares to institutional investors ("Institutional Shares"). Each of the Funds also offers to institutional investors, such as banks, savings and loan associations and other financial institutions ("Service Organizations"), two separate classes of shares, Dollar Shares and Cash Management Shares. TempFund, MuniFund, T-Fund and California Money Fund also offer to Service Organizations two separate classes of Shares known as Administration Shares and Cash Reserve Shares. TempFund, T-Fund, MuniFund, New York Money Fund and the California Money Fund, offer to broker-dealers, who provide assistance in the sale of shares and institutional services to their customers, a separate class of shares, Plus Shares.

                   INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

          Subject to the general control of the Board of Trustees, BlackRock Institutional Management Corporation ("BIMC," or the "Adviser"), the Trust's investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

          Investment decisions for each Fund are made independently from those for another of the Trust's portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

          The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, PNC Bank, National Association ("PNC Bank"), PFPC Inc. ("PFPC"), and Provident Distributors, Inc. ("PDI"), or any affiliated person (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")) of any of them, except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Dollar Shares, Administration Shares, Cash Reserve Shares, Cash Management Shares and Plus Shares.

          The Funds do not intend to seek profits through short-term trading. Each Fund's annual portfolio turnover will be relatively high, but is not expected to have a material effect on its net income. Each Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

          The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds.

          Variable and Floating Rate Instruments. The Funds may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

          Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

          In determining a Fund's average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund's average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund's quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

          Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, or obligations rated in the highest category by at least two nationally recognized statistical rating organizations (an "NRSRO") (or by the only NRSRO providing a rating). The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of collateralized mortgage obligations (CMOs) issued by agencies and instrumentalities of the U.S. Government, such as interest only (IOs) and principal only (POs) securities, residual interests, planned amortization class
(PACs) certificates and targeted amortization class (TACs) certificates.

          IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced. See "Mortgage-Related and Other Asset-Backed Securities" for information about residual interests.

          PACs are parallel pay REMIC pass-through or participation certificates ("REMIC Certificates") which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

          TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC's payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both.

TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

          The repurchase price under the repurchase agreements described in the Funds' Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company's custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

          Securities Lending. Each of TempFund, TempCash, FedFund and T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

          Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

          A Fund's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

          Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

          When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case that Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. A Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund's investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

          U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, and International Bank for Reconstruction and Development. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

          Mortgage-Related and Other Asset-Backed Securities. TempFund and TempCash may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by GNMA (also known as "Ginnie Maes") are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by FNMA include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the FNMA to borrow from the Treasury. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

          A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. ("PNC Mortgage") (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. ("Midland"), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates). It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

          TempCash only may also invest in classes of collateralized mortgage obligations ("CMOs") deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit ("REMIC"), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities ("Mortgage Assets"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as "regular" interests. TempCash may also hold "residual" interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

          TempFund and TempCash may also invest in non-mortgage asset-backed securities (backed, e.g., by installment sales contracts, credit card
                    ----
receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

          The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time.
                                        ----
As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

          In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

          These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

          Banking Industry Obligations. For purposes of TempFund's and TempCash's investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempCash may invest include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

          Special Considerations Regarding Foreign Investments. Investments in the obligations of foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, may subject a Fund to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund's investment adviser believes that the risks associated with such instruments are minimal.

          Guaranteed Investment Contracts. TempCash may invest in guaranteed investment contracts and similar funding agreements ("GICs"). In connection with this TempCash makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. TempCash will only purchase GICs from insurance companies which, at the time of purchase, are rated "A+" by A.M. Best Company, have assets of $1 billion or more and meet quality and credit standards established by the adviser under guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some GICs does not currently exist.

          Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more that 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in "Investment Limitations" may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

          Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation's alternative minimum tax liability. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

          The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the Municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

          The Funds' portfolios may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal

Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

          An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

          MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

          Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds' procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds' Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity's relevant financial information. Currently, the Adviser may purchase tax-exempt derivatives for the Funds so long as after any purchase not more than 25% of the Funds' assets are invested in such securities.

          Restricted and Other Illiquid Securities. The SEC has adopted Rule 144A under the Securities Act of 1933 (the "1933 Act") that allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter
                                                                      -----
alia, the following factors: (1) the unregistered nature of a Rule 144A
----
security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method
        ----
of soliciting offers and the mechanics of the transfer).

          Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as "put" options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund's right to exercise stand-by commitments will be unconditional and unqualified.

          Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Special Considerations with Respect to California Money Fund

          The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Statement of Additional Information from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.


1995-96 through 1997-98 Fiscal Years

          With the end of the recession of the early 1990's and a growing economy beginning in 1994, the State's financial condition improved markedly through a combination of increasing revenues, slowdown in growth of social welfare programs, and continued spending restraint. The last of the recession-induced budget deficits was repaid, allowing the State's Special Fund for Economic Uncertainties (the "SFEU") to post a position cash balance for only the second time in the 1990's, totaling $281 million as of June 30, 1997. The State's cash position also improved and no deficit borrowing occurred over the last four fiscal years.

          The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (approximately $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98 and $1.0 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was eliminated.

The 1998-99 Fiscal Year Budget

          The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

          1. The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill which provided for a phased-in reduction of the Vehicle License Fee ("VLF"). Since the VLF is transferred to cities and counties under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF was reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

          In addition to the cut of VLF, the 1998-99 budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, and less in future years), a nonrefundable renter's tax credit ($133 million), and various targeted business tax credits ($106 million).

          2. Proposition 98 funding for K-14 schools was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, approximately $300 million higher than the minimum Proposition 98 guarantee. Of the 1998-99 funds, major new programs included money for institutional and library materials, previously deferred maintenance, support for increasing the school year to 180 days and reduction for class sizes in Grade 9.

          3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6 percent) for the University of California and $267 million (14.1 percent) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6 percent).

          4. The budget included increased funding for health, welfare and social services programs. A 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in nine years.

          5. Funding for the judiciary and criminal justice programs increased approximately 11 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

          6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-99.


1999-2000 Fiscal Year Budget


          On January 8, 1999, Governor Davis released his proposed budget for Fiscal Year 1999-2000 (the "Budget"). The Budget generally reported that General Fund revenues for FY 1998-99 and FY 1999-00 would be lower than earlier projections (primarily due to the overseas economic conditions perceived in late
1998), while some case loads would be higher than earlier projections. The Budget proposed $60.5 billion of general fund expenditures FY 1999-2000, with a $415 million SFEU reserve at June 30, 2000.

          The 1999 May Revision showed an additional $4.3 billion of revenues for combined fiscal years 1998-99 and 1999-2000. The final Budget Bill was adopted by the Legislature on June 16, 1999, and was signed by the Governor on June 29, 1999 (the "1999 Budget Act"), meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

          The final 1999 Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion after the Governor used his line-item veto to reduce the legislative Budget Bill expenditures by $581 million (both General Fund and Special Fund). The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated that the SFEU would have a balance at June 30, 2000, of about $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The 1999 Budget Act anticipates normal cash flow borrowing during the fiscal year.

The principal features of the 1999 Budget Act include the following:


          1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-2000 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities.

          2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3 percent) for the University of California and $126 million (5.9 percent) for the California State University system. In addition, Community Colleges funding increased by $324.3 million (6.6 percent). As a result, undergraduate fees at the University of California and the California State University System will be reduced for the second consecutive year, and the per-unit charge at Community Colleges will be reduced by $1.

          3. The Budget included increased funding of nearly $600 million for health and human services.

          4. About $800 million from the General Fund will be directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

          5. The Legislature enacted a one-year additional reduction of 10 percent of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of FY 1999-2000 and 2000-01 to make up lost funding to local governments. Conversion of this one-time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted last year.

          6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

Constitutional, Legislative and Other Factors

          Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

          Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on State revenues for payment of these obligations. Property tax revenues and a portion of the State's General Fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

          Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

          The federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now requires that the State shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

          Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State are paid for non-emergency acute inpatient services rendered to beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the state legislature appropriates adequate funding therefor.

          California law authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

          These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, State law requires the State Treasurer to issue debentures payable out of a reserve fund established under the insurance program or to pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

          Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

          Upon the default of a mortgage or deed of trust with respect to real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the Debt Obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

          In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

          Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to statutory limitations described above applicable to obligations secured by real property. Under antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

          Mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the Debt Obligations which financed such home mortgages.

          Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

          Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the common price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

          Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

          Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

          Proposition 98. On November 8, 1998, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute. Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98, K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIIIB by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

          Proposition 98 permits the Legislature, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIIIB limit to K-14 schools.

          During the recession in the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' entitlements, and also intended that the "extra" payments would not be included in the "base" for calculating future years' entitlements.

          In 1992, a lawsuit was filed, called California Teachers' Association
v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

          Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 - on the June 5, 1990 ballot as Proposition 111 - was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

          Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

          1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

          2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

          3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

          4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

          5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

          6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

          7. Requires that, in the event of local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

          8. Permits these provisions to be amended exclusively by the voters of the State of California.

          In September 1988, the California Court of Appeal in City of
                                                               -------
Westminster v. County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal.
-------------------------------
Ct. App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal. App. 3d
                              -------------------------
1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referanda. The California Supreme Court declined to review both the City of Westminster and the
                                                     -------------------
City of Woodlake decisions.
----------------

          In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28,
             ------------------------------------------------------
1995) 11 Cal. 4/th/ 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal. 4/th/
                         ----- ------  --------
344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the
    ----------------
correctness of the City of Westminster decision, because that case appeared
                   -------------------
distinguishable, was not relied on by the parties in Guardino, and involved
                                                     --------
taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.
                ----------------

          In McBrearty v. City of Brawley, 59 Cal. App. 4/th/ 1441, 69 Cal.
             ----------------------------
Rptr. 2d 862 (Cal. Ct. App. 1997), the Court of Appeal held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

          First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision
                                                              --------
rather than at the time when the city adopted the tax ordinance which was July 1991. Second, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis.
                     --------
Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed prior to January 1, 1995 against challenge.



          Assembly Bill 1362 (Mazzoni), introduced February 28, 1997, which would have made the Guardino decision inapplicable to any tax first imposed or
                    --------
increased by an ordinance of resolution adopted before December 14, 1995, was vetoed by the Governor on October 11, 1997. The California State Senate had passed the Bill on May 16, 1996 and the California State Assembly had passed the bill on September 11, 1997. It is not clear whether the Bill, if enacted, would have been constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

          Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

          Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

          Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held
--------------
that the State constitution does not preclude the repeal, including a prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by
                                                          --------------
expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

          The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

          Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

          Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

          Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments approved by voters on or after January 1, 1989.

Special Considerations with Respect to New York Money Fund

          Some of the significant financial considerations relating to the New York Tax Exempt Fund's investments in New York Municipal Securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

          State Economy.  New York is one of the most populous states in the
          -------------
nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

          The economic forecast of the State has also been modified for 2000 and 2001 from the mid-year forecast to reflect a stronger-than-expected economy. Continued growth is projected for 2000 and 2001 for employment, wages, and personal income, although the growth in employment will moderate from the 1999 pace. Personal income is estimated to have grown by 4.7 percent in 1999, fueled in part by a large increase in financial sector bonus payments at the year's end. Personal income is projected to grow 5.5 percent in 2000 and 4.8 percent in 2001. Total bonus payments are projected to increase by 11 percent in 2000 and 10.5 percent in 2001. Overall employment growth is expected to continue at a more modest pace than in 1999, reflecting the slower growth in the national economy, continued spending restraint by government employers, and restructuring in the manufacturing, health care, social service, and banking sectors.

          There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          State Budget.  The State Constitution requires the governor (the
          ------------
"Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than
$1 billion (1998-99). On March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, 1999, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted appropriations that permitted the State to continue its operations.

          The State revised the cash-basis 1999-2000 State Financial Plan on January 11, 2000, with the release of the 2000-01 Executive Budget. The State updated the Financial Plan on January 31, 2000 to reflect the Governor's amendments to his Executive Budget. After these changes, the Division of the Budget ("DOB") now expects the State to close the 1999-2000 fiscal year with an available cash surplus of $758 million in the General Fund, an increase of $733 million over the surplus estimate in the mid-year update. The larger projected surplus derives from $499 million in net higher projected receipts and $259 million in net lower estimated disbursements. DOB revised both its projected receipts and disbursements based on a review of actual operating results through December 1999, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the year.

          The State plans to use the entire $758 million surplus to make additional deposits to reserve funds. At the close of the current fiscal year, the State expects to deposit $75 million from the surplus into the State's Tax Stabilization Reserve Fund ("TSRF") - the fifth consecutive annual deposit. In the 2000-01 Executive Budget, as amended, the Governor is proposing to use the remaining $683 million from the 1999-2000 surplus to fully finance the estimated 2001-02 and 2002-03 costs of his proposed tax reduction package ($433 million) and to increase the Debt Reduction Reserve Fund ("DRRF") ($250 million).

          DOB projects total General Fund disbursements of $37.06 billion in 1999-2000, a decline of $282 million from the October estimate. Of this amount, $33 million is related to the timing of spending and accounting adjustments and therefore does not contribute to the surplus projected by DOB. The $33 million consists of lower timing-related spending of $65 million from the Community Projects Fund ("CPF") and $50 million from the Collective Bargaining Reserve, offset by the Medicaid reclassification of $82 million described above. Accordingly, lower disbursements since October contribute $249 million to the 1999-2000 surplus, which, when combined with the $10 million in lower disbursements recognized in the mid-year update, produce a total reduction in estimated disbursements of $259 million for the current year.

          State Operations spending is now projected to total $6.63 billion in 1999-2000. In the revised Financial Plan, $50 million of an original $100 million for new collective bargaining costs is set aside in a reserve to cover the cost of labor agreements in 1999-2000, and the balance is transferred to General State Charges in the current year to pay for the recently approved labor contract with State University employees and other labor costs. The remaining revisions to the State Operations estimate are comprised of savings from agency efficiencies and timing-related changes that do not affect the surplus.

          The State projects a closing balance of $1.17 billion in the General Fund, after the tax refund reserve transaction. The balance is comprised of $548 million in the Tax Stabilization Reserve Fund ("TSRF") after a $75 million deposit in 1999-2000; $265 million in the CPF, which pays for Legislative initiatives; $250 million in the DRRF; and $107 million in the Contingency Reserve Fund ("CRF") (which guards against litigation risks).

          In addition to the General Fund closing balance of $1.17 billion, the State will have a projected $3.09 billion in the tax refund reserve account at the end of 1999-2000. The refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The projected balance of $3.09 billion is comprised of $1.82 billion in tax reduction reserves from the 1998-99 surplus; $683 million from the 1999-2000 surplus; $521 million from LGAC that may be used to pay tax refunds during 2000-01 but must be on deposit at the close of the fiscal year; $50 million in collective bargaining reserves from 1999-2000; and $25 million in reserves for tax credits.

          The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and received almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

          The Governor presented his 2000-01 Executive Budget to the Legislature on January 10, 2000. The Executive Budget contains financial projections for the State's 1999-2000 through 2002-03 fiscal years, a detailed explanation of receipts estimates and the economic forecast on which it is based, and proposed Capital Program and Financing Plan for the 2000-01 through 2004-05 fiscal years. On January 31, 2000, the Governor submitted amendments to his Executive Budget, the most significant of which recommends eliminating all gross receipts taxes on energy providers.

          There can be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

          The 2000-01 Financial Plan is projected to have receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 1999-2000 to 2000-01. Under the Governor's Executive Budget, as amended, total General Fund receipts, including transfers from other funds, are projected at $38.62 billion, an increase of $1.28 billion (3.4 percent) over the current fiscal year. General Fund disbursements, including transfers to other funds, are recommended to grow by 2.3 percent to $37.93 billion, an increase of $869 million over 1999-2000. State Funds spending (the portion of the budget supported exclusively by State taxes, fees, and revenues) is projected to total $52.46 billion, an increase of $2.57 billion or 5.1 percent. Spending from All Government Funds is expected to grow by 5.5 percent, increasing by $4.0 billion to $76.82 billion.

          The State projects a closing balance of $1.61 billion in the General Fund at the end of 2000-01. This balance is comprised of a $433 million reserve set aside from the 1999-2000 surplus to finance the estimated costs of the Governor's proposed tax reduction package in 2001-02 and 2002-03, $475 million in cumulative reserves for collective bargaining ($425 million from 2000-01 plus $50 million from 1999-2000), $548 million in the TSRF, and $150 million in the CRF after a proposed $43 million deposit in 2000-01. The change in the closing fund balance compared to 1999-2000 results from the planned use in 2000-01 of $265 million for existing legislative initiatives financed from the CPF and the reclassification of DRRF into the CPF, offset by increased reserves for collective bargaining, tax reduction, and litigation discussed above.

          In addition to the General Fund closing balance of $1.61 billion, the State will have a projected $567 million in the tax refund reserve at the end of 2000-01. Also, $1.2 billion is proposed to be on deposit in the Star Special Revenue Fund to be used in 2001-02 for State-funded local tax reductions and $250 million is proposed to be on deposit in the DRRF. The balance in the DRRF is projected to be used in 2001-02 to retire existing high-cost State-supported debt and increase pay-as-you-go financing of capital projects.

          Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable.
The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.

          Debt Limits and Outstanding Debt.  There are a number of methods by
          --------------------------------
which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

          Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-01 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

          On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. Subsequent to that time, the State's general obligations have not been downgraded by S&P.

          On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          Litigation.  Certain litigation pending against New York State or its
          ----------
officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; and (4) a challenge to the Governor's application of his constitutional line item veto authority.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions were paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the current fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

          On November 23, 1998, the attorneys general for forty-six states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

          From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

          Authorities.  The fiscal stability of New York State is related, in
          -----------
part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

          In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

          New York City and Other Localities.  The fiscal health of the State
          ----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

          On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds. Subsequent to that time, the City's general obligation bonds have not been downgraded by S&P.

          Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable.

          On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

          The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

          To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance the rehabilitation of its infrastructure and other capital needs and to refinance existing debt, as well as for seasonal financing needs. In fiscal year 1998 and again in fiscal year 2000, the State constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent these disruptions in the capital program, two entities were created to issue debt to increase the City's capital financing capacity: (i) the State Legislature created the Transitional Finance Authority ("TFA") in 1997, and (ii) the City created the Tobacco Settlement Asset Securitization Corporation in 1999. Despite these actions, the City, in order to continue its capital program, will need additional financing capacity in fiscal year 2002, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit.

          The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

          Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

          Year 2000 Compliance.  To date, the State has experienced no
          --------------------
significant Year 2000 computer disruptions. Monitoring will continue over the next few months to identify and correct any problems that may arise. However, there can be no assurance that outside parties who provide goods and services to the State will not experience computer problems related to Year 2000 programming in the future, or that such disruptions, if they occur, will not have an adverse impact on State operations or finances.

                            INVESTMENT LIMITATIONS

          The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund's outstanding shares (as defined below under "Miscellaneous"):

          1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

          2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

          3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

          4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

          5. A Fund may not purchase or sell commodities or commodities contracts.

          6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

          7.   TempFund, TempCash, MuniFund and MuniCash: A Fund may not
               -----------------------------------------
purchase the securities of any issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund's assets may be invested without regard to this 5% limitation.

          8.   TempFund:  TempFund may not purchase any securities which would
               --------
cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers' acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. The Fund interprets the exception for "certificates of deposit, and bankers' acceptances" in this fundamental policy to include other similar obligations of domestic banks.

          9.   TempCash:  TempCash may not purchase any securities which would
               --------
cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

          10.  California Money Fund and New York Money Fund: Each of these
               ---------------------------------------------
Funds may not purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

          The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

          1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

          2.   TempFund, TempCash, MuniFund, MuniCash, California Money Fund and
               -----------------------------------------------------------------
New York Money Fund: The Fund may not invest more than 10% of the value of the
-------------------
Fund's total assets in illiquid securities which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

          3.   California Money Fund, New York Money Fund, MuniCash and
               --------------------------------------------------------
MuniFund: The Fund may not invest less than 80% of its assets in securities the
--------
interest on which is exempt from Federal income taxes, except during defensive periods or during periods of unusual market conditions.

          4.   TempFund: Securities purchased by the Fund (or the issuers of
               --------
such securities) will be First Tier Eligible Securities which are rated at the time of the purchase in the highest rating category by either Standard & Poor's Ratings Group or Moody's Investors Services, Inc., and will be rated in the highest rating category by any other nationally recognized statistical rating organization (a "NRSRO") that rates such security (or its issuer).

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

          Information on how to purchase and redeem each Fund's shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund's books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

          The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

          Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust's transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

          Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund's shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund's responsibilities under the 1940 Act or otherwise. If the Trust's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

          Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account"). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund's class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

Net Asset Value

          Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund's liabilities, and dividing the result by the number of outstanding shares in the Fund. "Assets belonging to" a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Dollar Shares, Plus Shares, Administration Shares, Cash Reserve Shares and Cash Management Shares, respectively.

          In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund's securities which are higher or lower than the market value of such securities.

          In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

                            MANAGEMENT OF THE FUNDS

Trustees and Officers

          The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:

                                         Position with               Principal Occupation
Name                                     the Trust         Age       During Past 5 Years
----                                     ---------         ---       -------------------
G. Nicholas Beckwith, III                Trustee           55        President and Chief Executive
Beckwith Machinery Company                                           Officer, Beckwith Machinery Company;
4565 William Penn Highway                                            First Vice Chairman of the Board of
Murrysville, PA 15668                                                Directors, University of Pittsburgh
                                                                     Medical Center -Shady
                                                                     Side/Presbyterian Hospitals; Second
                                                                     Vice Chairman of the Board of
                                                                     Directors, University of Pittsburgh
                                                                     Medical Center Health System; Brown
                                                                     University's Corporation Committee on
                                                                     Biomedical Affairs; Board of
                                                                     Trustees, Shady Side Academy;
                                                                     Trustee, Claude Worthington Benedum
                                                                     Foundation; Trustee, Chatham College.

Jerrold B. Harris                        Trustee           57        Until September 1, 1999, President
VWR Scientific Products Corp.                                        and Chief Executive Officer, VWR
1310 Goshen Parkway                                                  Scientific Products Corp. Currently,
West Chester, PA 19380                                               Director, VWR Scientific Products Corp.

Rodney D. Johnson*                       Trustee,          58        President, Fairmount Capital
Fairmount Capital Advisors, Inc.         President and               Advisors, Inc.
1435 Walnut Street, Suite 300            Treasurer
Philadelphia, PA 19102-3222

Joseph P. Platt, Jr.                     Trustee           52        Partner, Amarna Partners (private
Amarna Partners                                                      investment company); formerly, a
One Oxford Centre, Suite 4260                                        Director and Executive Vice President
Pittsburgh, PA 15219                                                 of Johnson & Higgins.

Robert C. Robb, Jr./1/                   Trustee           54        Partner, Lewis, Eckert, Robb &
Lewis, Eckert, Robb & Co.                                            Company (management and financial
425 One Plymouth Meeting                                             consulting firm); Trustee, EQK Realty
Plymouth Meeting, PA 19462                                           Investors; Director, Tamaqua Cable
                                                                     Products Company; Director, Brynwood
                                                                     Partners; former Director, PNC Bank.

Kenneth L. Urish                         Trustee           49        Managing Partner, Urish Popeck &

                                         Position with               Principal Occupation
Name                                     the Trust         Age       During Past 5 Years
----                                     ---------         ---       -------------------
Urish Popeck & Co.                                                   Co. LLC (certified public accountants and
Three Gateway Center, Suite 2400                                     consultants).
Pittsburgh, PA 15222

Frederick W. Winter                      Trustee           55        Dean, Joseph M. Katz School of
Dean-Katz Graduate School of Business                                Business - University of Pittsburgh;
University of Pittsburgh                                             formerly, Dean, School of Management
372 Mervis Hall                                                      - State University of New York at
Pittsburgh, PA 15260                                                 Buffalo (1994-1997); former Director,
                                                                     Rand Capital (1996-1997); former
                                                                     Director, Bell Sports (1991-1998);
                                                                     Director, Alkon Corporation (1992-present).

W. Bruce McConnel                        Secretary         57        Partner of the law firm of Drinker
Drinker Biddle & Reath LLP                                           Biddle & Reath LLP, Philadelphia, Pennsylvania.
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

__________________________
* Mr. Johnson is an "interested person" of Provident Institutional Funds, as that term is defined in the 1940 Act, because he is an officer of the Trust.

/1/  From 1994 until April 14, 1998, Mr. Robb was a director of PNC Bank.

          The following provides certain information about the fees received by the Trustees of PIF for the year ending October 31, 1999.

----------------------------------------------------------------------------------------------------
                                                                                         Total
                                                    Pension or                     Compensation from
                                                    Retirement        Estimated        Trust and
                                    Aggregate        Benefits          Annual        Trust Complex
         Name of person,           Compensation   Accrued as part   Benefits upon       Paid to
            Position                From Trust   Of Trust Expenses   Retirement        Trustees
            --------                ----------   -----------------   ----------        --------
----------------------------------------------------------------------------------------------------
G. Nicholas Beckwith, III, Trustee   $46,000.00         n/a              n/a              $46,000.00
----------------------------------------------------------------------------------------------------
Jerrold B. Harris, Trustee           $46,000.00         n/a              n/a              $46,000.00
----------------------------------------------------------------------------------------------------
Rodney D. Johnson*, Trustee,         $56,000.00         n/a              n/a              $56,000.00
President and Treasurer
----------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr., Trustee        $46,000.00         n/a              n/a              $46,000.00
----------------------------------------------------------------------------------------------------
Robert C. Robb, Jr., /1/ Trustee     $46,000.00         n/a              n/a              $46,000.00
----------------------------------------------------------------------------------------------------
Kenneth L. Urish, Trustee            $46,000.00         n/a              n/a              $46,000.00
----------------------------------------------------------------------------------------------------
Frederick W. Winter, Trustee         $46,000.00         n/a              n/a              $46,000.00
====================================================================================================

/1/ A Trust complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

* This trustee is considered by the Trust to be an "interested person" of the Trust as defined by the 1940 Act.

          Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. No employee of PDI, BIMC, PFPC or PNC Bank receives any compensation from the Trust for acting as an officer or director of the Trust. The directors and officers of the Trust as a group owned less than 1% of the shares of each of the Funds.

Investment Adviser

          The advisory services provided by BIMC are described in the Funds' Prospectuses. For the advisory services provided and expenses assumed by it, BIMC is entitled to receive fees, computed daily and payable monthly, at the following annual rates:


                                   TempFund:
                                   --------

          Annual Fee                           Average Net Assets
          ----------                           ------------------

             .175%.........................  of the first $1 billion
             .150%.........................  of the next $1 billion
             .125%.........................  of the next $1 billion
             .100%.........................  of the next $1 billion
             .095%.........................  of the next $1 billion
             .090%.........................  of the next $1 billion
             .080%.........................  of the next $1 billion
             .075%.........................  of the next $1 billion
             .070%.........................  of amounts in excess of $8 billion.


                       TempCash, MuniFund and MuniCash:
                        -------------------------------

         Annual Fee                   A Fund's Average Net Assets
         ----------                   ---------------------------

             .175%.........................  of the first $1 billion
             .150%.........................  of the next $1 billion
             .125%.........................  of the next $1 billion
             .100%.........................  of the next $1 billion
             .095%.........................  of the next $1 billion
             .090%.........................  of the next $1 billion
             .085%.........................  of the next $1 billion
             .080%.........................  of amounts in excess of $7 billion.

         Fed Fund, T Fund, Federal Trust Fund and Treasury Trust Fund:
         ------------------------------------------------------------

                                         The Funds' Combined
          Annual Fee                     Average Net Assets
          ----------                     -------------------

          .175%........................  of the first $1 billion
          .150%........................  of the next $1 billion
          .125%........................  of the next $1 billion
          .100%........................  of the next $1 billion
          .095%........................  of the next $1 billion
          .090%........................  of the next $1 billion
          .085%........................  of the next $1 billion
          .080%........................  of amounts in excess of $7 billion.


                California Money Fund and New York Money Fund:
                ---------------------------------------------

          Annual Fee                  A Fund's Average Net Assets
          ----------                  ---------------------------

          .20%.........................  of the total net assets

          PFPC, as described below under "Co-Administrators," and BIMC are co-administrators of the Fund. They may from time to time reduce their fees to ensure that the ordinary operating expenses (excluding interest, taxes, brokerage fees, fees paid to Service Organizations pursuant to Servicing Agreements, and extraordinary expenses) do not exceed a specified percentage of each Funds' average net assets.

          The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived during the fiscal year or period of each Fund ended in 1997, 1998 and 1999. The Funds' fiscal year ends for 1997 and 1998 were as follows: TempFund and TempCash - September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund - October 31, MuniFund and MuniCash - November 30, California Money Fund - January 31 and New York Money Fund - July 31. The Trust's current fiscal year for all Funds is October 31.

-------------------------------------------------------------------------------------------------------------------------
FUND                              1999                                1998                              1997

-------------------------------------------------------------------------------------------------------------------------
                       ADVISORY           ADVISORY          ADVISORY          ADVISORY        ADVISORY         ADVISORY
                       FEES               FEES              FEES              FEES            FEES             FEES
                       PAID               WAIVED            PAID              WAIVED          PAID             WAIVED
-------------------------------------------------------------------------------------------------------------------------
TempFund+              $10,104,651        $2,385,356        $8,126,927        $2,315,278      $6,560,502       $2,576,521
-------------------------------------------------------------------------------------------------------------------------
TempCash+                2,818,512         2,151,178         2,388,597         2,096,653       2,176,446        2,041,599
-------------------------------------------------------------------------------------------------------------------------
FedFund                    764,530           406,724           955,784           478,660       1,161,493          669,760
-------------------------------------------------------------------------------------------------------------------------
T-Fund                   3,101,621         1,210,222         2,678,630         1,095,039       1,750,181          940,954
-------------------------------------------------------------------------------------------------------------------------
Federal Trust
Fund                       177,827           171,451           227,374           136,957         203,068          156,965
-------------------------------------------------------------------------------------------------------------------------
Treasury Trust
 Fund                    1,090,341           522,634         1,093,223           499,881       1,002,514          587,865
-------------------------------------------------------------------------------------------------------------------------
MuniFund*                  396,104           602,901           567,677           489,376         717,070          497,287
-------------------------------------------------------------------------------------------------------------------------
MuniCash*                  297,756           471,218           367,734           615,881         268,834          534,948
-------------------------------------------------------------------------------------------------------------------------
California
Money Fund**               505,469           839,248           374,215           729,108         268,716          621,301
-------------------------------------------------------------------------------------------------------------------------
New York Money
 Fund++                    189,702           463,605           202,770           450,544         150,755          420,034
-------------------------------------------------------------------------------------------------------------------------

________________________

+ The information in the 1999 section of the chart relates to the fiscal year ended September 30, 1999. For the one month ended October 31, 1999, TempFund and TempCash paid advisory fees of $1,017,087 and $153,069, respectively, and advisory fees of $147,154 and $167,774, respectively, were waived.

* The information in the 1999 section of the chart relates to the eleven months ended October 31, 1999.

** The information in the 1999 section of the chart relates to the twelve months ended January 31, 1999. For the nine months ended October 31, 1999, California Money Fund paid advisory fees of $347,895, and advisory fees of $615,723 were waived.

++ The information contained in the 1999 section of the chart relates to the fiscal year ended July 31, 1999. For the three months ended October 31, 1999, New York Money Fund paid advisory fees of $38,851 and advisory fees of $118,586 were waived.

Co-Administrators

          BIMC and PFPC serve as the Trust's co-administrators. PFPC has its principal business address at 400 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC Bank Corp. and is an affiliate of BIMC. As the Trust's co-administrators, BIMC and PFPC have agreed to provide the following services: (i) assist generally in supervising the Funds' operations, including providing a Wilmington, Delaware order-taking facility with toll-free IN-WATS telephone lines, providing for the preparing, supervising and mailing of purchase and redemption order confirmations to shareholders of record, providing and supervising the operation of an automated data processing system to process purchase and redemption orders, maintaining a back-up procedure to reconstruct lost purchase and redemption data, providing information concerning the Funds to their shareholders of record, handling shareholder problems, providing the services of employees to preserve and strengthen shareholder relations and monitoring the arrangements pertaining to the Funds' agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds' prospectuses; (iv) assist in the Funds' Wilmington, Delaware office; (v) accumulate information for and coordinate the preparation of reports to the Funds' shareholders and the SEC;
(vi) maintain the registration of the Funds' shares for sale under state securities laws; (vii) review and provide advice with respect to all sales literature of the Funds; and (viii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assisting the Trust in relation to routine regulatory examinations and investigations, and work with the Trust's counsel in connection with regulatory matters and litigation.

          For their administrative services, the co-administrators are entitled jointly to receive fees, computed daily and payable monthly, as described above determined in the same manner as BIMC's advisory fee set forth above. For information regarding the administrators' obligation to reimburse the Funds in the event their expenses exceed certain prescribed limits, see "Investment Adviser" above. Any fees waived by the administrators with respect to a particular fiscal year are not recoverable.

          The following chart provides information with respect to the administration fees (net of waivers) paid and administration fees waived during the fiscal years or period for each Fund ended in 1997, 1998 and 1999. The Funds' fiscal year ends for 1997 and 1998 were as follows: TempFund and TempCash -September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund -October 31, MuniFund and MuniCash - November 30, California Money Fund - January 31, and New York Money Fund - July 31. The Trust's current fiscal year for all Funds is October 31.

-----------------------------------------------------------------------------------------------------------------------------------
     FUND                          1999                                      1998                                     1997
-----------------------------------------------------------------------------------------------------------------------------------
                   ADMINISTRATION      ADMINISTRATION     ADMINISTRATION       ADMINISTRATION      ADMINISTRATION    ADMINISTRATION
                   FEES PAID           FEES WAIVED        FEES PAID            FEES WAIVED         FEES PAID         FEES WAIVED
-----------------------------------------------------------------------------------------------------------------------------------
TempFund+          $10,104,651         $2,385,356         $8,126,927           $2,315,278          $6,560,502        $2,576,521
-----------------------------------------------------------------------------------------------------------------------------------
TempCash+            2,818,512          2,151,178          2,388,597            2,096,653           2,176,446         2,041,599
-----------------------------------------------------------------------------------------------------------------------------------
FedFund                764,530            406,724            955,784              478,660           1,161,493           669,760
-----------------------------------------------------------------------------------------------------------------------------------
T-Fund               3,101,621          1,210,222          2,678,630            1,095,039           1,750,181           940,954
-----------------------------------------------------------------------------------------------------------------------------------
Federal Trust
Fund                   177,827            171,451            227,374              136,957             203,068           156,965
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Trust
Fund                 1,090,341            522,634          1,093,223              499,881           1,002,514           587,865
-----------------------------------------------------------------------------------------------------------------------------------
MuniFund*              396,104            602,901            567,677              489,376             717,070           497,287
-----------------------------------------------------------------------------------------------------------------------------------
MuniCash*              297,756            471,218            367,734              615,881             268,834           534,948
-----------------------------------------------------------------------------------------------------------------------------------
California
Money Fund**           505,469            839,248            374,215              729,108             268,716           621,301
-----------------------------------------------------------------------------------------------------------------------------------
New York Money
 Fund++                189,702            463,605            202,770              450,544             150,755           420,034
-----------------------------------------------------------------------------------------------------------------------------------

+ The information in the 1999 section of the chart relates to the fiscal year ended September 30, 1999. For the one month ended October 31, 1999, TempFund and TempCash paid administration fees of $1,017,087 and $153,069, respectively, and administration fees of $147,154 and $167,774, respectively were waived.

* The information in the 1999 section of the chart relates to the eleven months ended October 31, 1999.

** The information in the 1999 section of the chart relates to the twelve months ended January 31, 1999. For the nine months ended October 31, 1999, California Money Fund paid administration fees of $347,895, and administration fees of $615,723 were waived.

++ The information contained in the 1999 section of the chart relates to the fiscal year ended July 31, 1999. For the three months ended October 31, 1999, New York Money Fund paid administration fees of $38,851 and administration fees of $118,586 were waived.

Distributor

          Provident Distributors, Inc. ("PDI") acts as the distributor of the Trust's shares. PDI is a Delaware corporation and has its principal business address at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Each Fund's shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Custodian and Transfer Agent

          Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund's custodian, holding a Fund's portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 200 Stevens Drive, Suite 410, Lester, Pennsylvania 19113. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund's portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund's operations.

          PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

          Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to $.25 for each $1,000 of each Fund's average daily gross assets. With respect to TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund and MuniCash, such fee declines as each such Fund's average daily gross assets increase. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

         PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares;
(iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds' computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund's shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

          For transfer agency and dividend disbursing services, each Fund pays PFPC fees at the annual rate of $12.00 per account and sub-account maintained by PFPC plus $1.00 for each purchase or redemption transaction by an account (other than a purchase transaction made in connection with the automatic reinvestment of dividends). Payments to PFPC for sub-accounting services provided by others are limited to the amount which PFPC pays to others for such services. In addition, each Fund reimburses PNC Bank and PFPC for out-of-pocket expenses related to such services.

Service Organizations

          The Funds may enter into agreements with institutional investors ("Service Organizations") requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust's agreements with Service Organizations are governed by Plans (called "Shareholder Services Plan" for the Dollar, Administration, Cash Reserves and Cash Management Shares and "Distribution and Services Plan" for the Plus shares), which have been adopted by the Trust's Board of Trustees pursuant to applicable rules and regulations of the SEC. Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust's arrangements with Service Organizations must be approved annually by a majority of the Trust's trustees, including a majority of the trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

          Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of .25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders' investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Series on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Series or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Series of shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

          Pursuant to the Distribution and Services Plan (12b-1 Plan), TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of .25% (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular series on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

          Pursuant to the Administration Shareholder Services Plan, TempFund, T-Fund, MuniFund and California Money Fund may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of
 .10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders' investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

          Pursuant to the Cash Reserve Shareholder Services Plan, TempFund, T-Fund, MuniFund and California Money Fund may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of .40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administrative Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .5% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services ("Sweep Services") which may include: (i) providing the necessary computer hardware and software which links the Service Organization's DDA system to an account management system;
(ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the shareholder's demand deposit accounts; (iii) providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

          Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of .50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another
 .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .5% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep Services as described above. Another .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include: (i) marketing and activities, including direct mail promotions that promote the Sweep Service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the Sweep Services.

          The Board of Trustees have approved the Trust's arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the Class of Shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust's arrangements with Service Organizations must be made in a manner approved by a majority of the Trust's Board of Trustees (including a majority of the Non-Interested Trustees), and any amendment to increase materially the costs under the Distribution and Services Plan (12b-1 Plan) adopted by the Board with respect to Plus shares must be approved by the holders of a majority of the outstanding Plus shares. (It should be noted that while the annual service fee with respect to Plus shares is currently set at .25%, the Plans adopted by the Board of Trustees with respect to California Money Fund and New

York Money Fund permits the Board to increase this fee to .40% without shareholder approval.) So long as the Trust's arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested directors.

          The Adviser, PDI, and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. In addition, subject to applicable NASD regulations, the Adviser, PDI and/or their affiliates may also contribute to various cash and non-cash incentive arrangements to promote the sale of shares. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular Funds, the particular program involved, or the amount of reimbursable expenses.

          The following chart provides information with respect to the fees paid to Service Organizations , including the amounts paid to affiliates of BIMC during the fiscal years or period for each Fund ended in 1997, 1998 and 1999. The Funds' 1997 and 1998 fiscal year ends were as follows: TempFund and TempCash - September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund - October 31, MuniFund and MuniCash - November 30, California Money Fund - January 31, and New York Money Fund - July 31. The Trust's current fiscal year for all Funds is October 31.

-----------------------------------------------------------------------------------------------------------------------
FUND                                        1999                        1998                         1997
-----------------------------------------------------------------------------------------------------------------------
                                            Total Fees/Fees to          Total Fees/Fees to           Total Fees/Fees to
                                            Affiliates                  Affiliates                   Affiliates
-----------------------------------------------------------------------------------------------------------------------
TempFund Administration+                    N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
TempFund Dollar+                            $998,538/$99,384            $772,304/$104,448            $863,301/$617,378
-----------------------------------------------------------------------------------------------------------------------
TempFund Cash Reserve+                      N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
TempFund Cash
Management+                                 12,627/0                    N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
TempFund Plus+                              N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
TempCash Dollar+                            1,059,560/29,363            1,088,006/27,566             1,214,833/380,851
-----------------------------------------------------------------------------------------------------------------------
TempCash Cash Management                    N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
FedFund Dollar                              75,161/522                  125,091/1,900                189,582/12,793
-----------------------------------------------------------------------------------------------------------------------
FedFund Cash Management                     N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
T-Fund Administration*                      N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
T-Fund Dollar                               1,710,872/179,262           1,483,848/1,020,059          1,066,632/664,865
-----------------------------------------------------------------------------------------------------------------------
T-Fund Cash Reserve*                        N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
T-Fund Cash Management                      4,674/0                     N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
T-Fund Plus*                                N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
Treasury Trust Dollar                       1,147,232/48,879            1,007,664/206,583            895,799/281,300
-----------------------------------------------------------------------------------------------------------------------
Treasury Trust Cash Management              N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
Federal Trust Dollar                        76,231/0                    95,541/0                     88,473/0
-----------------------------------------------------------------------------------------------------------------------
Federal Trust Cash Management               N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
MuniFund Administration**                   N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
MuniFund Dollar**                           126,439/0                   144,751/0                    150,996/272
-----------------------------------------------------------------------------------------------------------------------
MuniFund Cash Reserve**                     N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
MuniFund Cash
Management**                                4,819/0                     N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
MuniFund Plus**                             N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
MuniCash Dollar**                           262,380/0                   273,684/0                    285,897/11,464
-----------------------------------------------------------------------------------------------------------------------
MuniCash Cash Management                    N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
California Money Fund
 Administration***                          N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
California Money Fund Dollar***             302,866/0                   308,298/428                  187,911/2,115
-----------------------------------------------------------------------------------------------------------------------
California Money Fund Cash
 Reserve***                                 N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
California Money Fund Cash
 Management***                              N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
California Money Fund Plus***               N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
New York Money Fund Dollar++                N/A                         504/0                        8,458/8,408
-----------------------------------------------------------------------------------------------------------------------
New York Money Fund Cash
 Management                                 N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------
New York Money Fund Plus++                  N/A                         N/A                          N/A
-----------------------------------------------------------------------------------------------------------------------

_______________________

+ Information in the 1999 section of the chart relates to fiscal year ended September 30, 1999. For the one month ended October 1, 1999, TempFund Dollar and TempFund Cash Management paid $99,768/$8,360 and $6,551/$0, respectively and TempCash Dollar paid $85,468/$2,563. For this time period, TempFund Administration, TempFund Cash Reserve, and TempFund Plus had no shares outstanding and paid no fees.

* For the fiscal year ended October 31, 1999, T-Fund Administration, T-Fund Cash Reserve and T-Fund Plus had no shares outstanding and paid no fees.

** The information in the 1999 section of the chart relates to the eleven months ended October 31, 1999. For this time period, MuniFund Administration, MuniFund Cash Reserve and MuniFund Plus had no shares outstanding and paid no fees.

*** The information in the 1999 section of the chart relates to the fiscal year ended January 31, 1999. For nine months ended October 31, 1999 California Money Fund Dollar paid $58,139/0. For this time period, California Money Fund Administration, California Money Fund Cash Reserve, California Money Fund Cash Management and California Money Fund Plus had no shares outstanding and paid no fees.

++ The information contained in the 1999 section of the chart relates to the fiscal year ended July 31, 1999. For the three months ended October 31, 1999, New York Money Fund Dollar, and New York Money Fund Plus had no shares outstanding and paid no fees.

N/A  Indicates that Share Classes had no shares outstanding and paid no fees.

Expenses

          A Fund's expenses include taxes, interest, fees and salaries of the Trust's Trustees and officers who are not Trustees, officers or employees of the Trust's service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds' computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

                    ADDITIONAL INFORMATION CONCERNING TAXES

          Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends although corporate shareholders could be eligible for the dividends-received deduction.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

          The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

          The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund ("Tax Exempt Fund") only:

          For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

          An investment in a Tax-Exempt Fund is not intended to constitute a balanced investment program. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities that are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

                                   DIVIDENDS

GENERAL

          Each Fund's net investment income for dividend purposes consists of
(i) interest accrued and original issue discount earned on that Fund's assets,
(ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g. legal, accounting and Trustees' fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund's Administration Shares, Dollar Shares, Cash Reserve Shares and Cash Management and/or Plus Shares bear exclusively the expense of fees paid to Service Organizations. (See "Management of the Funds -- Service Organizations.")

          As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund's net asset value per share may fall below $1.00.

              ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

          The "yields" and "effective yields" are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

          The following chart provides information with respect to the yields as of October 31, 1999. No information is provided regarding the yields with respect to the Administration and Cash Reserves Classes of TempFund, MuniFund, T-Fund and California Money Fund; the Cash Management Shares of TempCash, FedFund, Federal Trust Fund, Treasury Trust Fund, MuniCash, California Money Fund and New York Money Fund; the Plus Shares of T-Fund, MuniFund, TempFund, New York Money Fund and California Money

Fund; and the Dollar Class of New York Money Fund because such Classes had no Shares outstanding on October 31, 1999.

---------------------------------------------------------------------------------------------------------------

                                               7 DAY                                      30 DAY
---------------------------------------------------------------------------------------------------------------
                                                        COMPOUNDED                                COMPOUNDED
                                                         EFFECTIVE                                 EFFECTIVE
                                       YIELD               YIELD                YIELD                YIELD
---------------------------------------------------------------------------------------------------------------
TempFund Institutional                  5.37%              5.51%                5.29%                5.43%
---------------------------------------------------------------------------------------------------------------
TempFund Dollar                         5.12               5.25                 5.04                 5.17
---------------------------------------------------------------------------------------------------------------
TempCash Institutional                  5.24               5.38                 5.19                 5.32
---------------------------------------------------------------------------------------------------------------
TempCash Dollar                         4.99               5.11                 4.94                 5.06
---------------------------------------------------------------------------------------------------------------
TempFund Cash Management                4.87               4.99                 4.79                 4.90
---------------------------------------------------------------------------------------------------------------
FedFund Institutional                   5.13               5.26                 5.09                 5.22
---------------------------------------------------------------------------------------------------------------
FedFund Dollar                          4.88               5.00                 4.84                 4.96
---------------------------------------------------------------------------------------------------------------
T-Fund Institutional                    5.00               5.12                 4.96                 5.08
---------------------------------------------------------------------------------------------------------------
T-Fund Dollar                           4.75               4.86                 4.71                 4.82
---------------------------------------------------------------------------------------------------------------
T-Fund Cash Management                  4.50               4.60                 4.46                 4.56
---------------------------------------------------------------------------------------------------------------
Federal Trust Fund
Institutional                           5.14               5.27                 5.09                 5.22
---------------------------------------------------------------------------------------------------------------
Federal Trust Dollar                    4.89               5.01                 4.84                 4.96
---------------------------------------------------------------------------------------------------------------
Treasury Trust Fund
Institutional                           4.70               4.81                 4.67                 4.78
---------------------------------------------------------------------------------------------------------------
Treasury Trust Dollar                   4.45               4.55                 4.42                 4.52
---------------------------------------------------------------------------------------------------------------
MuniFund Institutional                  3.24               3.29                 3.21                 3.26
---------------------------------------------------------------------------------------------------------------
MuniFund Dollar                         2.99               3.03                 2.96                 3.00
---------------------------------------------------------------------------------------------------------------
MuniFund Cash Management                2.74               2.78                 2.71                 2.75
---------------------------------------------------------------------------------------------------------------
MuniCash Institutional                  3.27               3.32                 3.25                 3.30
---------------------------------------------------------------------------------------------------------------
MuniCash Dollar                         3.02               3.07                 3.00                 3.04
---------------------------------------------------------------------------------------------------------------
California Money Fund
Institutional                           2.96               3.00                 2.81                 2.85
---------------------------------------------------------------------------------------------------------------
California Money Fund Dollar            2.71               2.75                 2.56                 2.59
---------------------------------------------------------------------------------------------------------------
New York Money Fund
Institutional                           3.18               3.23                 3.10                 3.15
-------------------------------------------------------------------------------------------------------------

          The following tax equivalent yields for the "Tax-Exempt Funds" assume a federal income tax rate of 28.00%, a New York income tax rate of 10.25% and a California income tax rate of 11.05%.

-------------------------------------------------------------------------------
                                                    7 DAY           30 DAY
                                                -------------------------------
                                                                Tax Equivalent
                                                Tax Equivalent     Compounded
                                                    Yield       Effective Yield
-------------------------------------------------------------------------------
MuniFund Institutional                               4.50%            4.60%
-------------------------------------------------------------------------------
MuniFund Dollar                                      4.15             4.24
-------------------------------------------------------------------------------
MuniFund Cash Management                             3.81             3.88
-------------------------------------------------------------------------------
MuniCash Institutional                               4.54             4.64
-------------------------------------------------------------------------------
MuniCash Dollar                                      4.19             4.28
-------------------------------------------------------------------------------
New York Money Fund Institutional                    4.92             5.04
-------------------------------------------------------------------------------
California Money Fund Institutional                  4.62             4.73
-------------------------------------------------------------------------------
California Money Fund Dollar                         4.23             4.32
-------------------------------------------------------------------------------

          From time to time, in reports to shareholders or otherwise, a Fund's yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of the Fund may be compared to the IBC Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market
                                      ---- ---- -------
deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

          YIELD AND RETURN WILL FLUCTUATE, AND ANY QUOTATION OF YIELD OR RETURN SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF THE FUTURE PERFORMANCE OF THE FUND. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

          The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials ("Materials"), discussions or illustrations of the effects of compounding. "Compounding" refers to the fact that, if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

          In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Materials may include lists of representative clients of the Funds' investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund's portfolio manager.

          From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in IBC/Donoghue's Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. SUCH RANKINGS REPRESENT THE FUNDS' PAST PERFORMANCE AND SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE RESULTS.

          The following information has been provided by the Funds' distributor:
In managing each Fund's portfolio, the investment adviser utilizes a "pure and simple" approach, which may include disciplined research, stringent credit standards and careful management of maturities.

                   ADDITIONAL DESCRIPTION CONCERNING SHARES

          The Trust was organized as a Delaware business trust on October 21, 1998. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, the classes authorized are Institutional, Administration, Dollar, Plus, Cash Reserves and Cash Management.

          The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

          Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund's Administration, Dollar, Plus, Cash Reserves and Cash Management Shares, as described in "Service Organizations" above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund's arrangements with its Service Organizations. Further, shareholders of each of the Trust's portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

          Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust's Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust's Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                    COUNSEL

          Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, of which W. Bruce McConnel, Secretary of the Trust, is a partner, will pass upon the legality of the shares offered hereby.

          Willkie Farr & Gallagher, The Equitable Center, 787 Seventh Avenue, New York, New York 10019-6099, acts as special New York Counsel for the Trust and has reviewed the portions of this Statement of Additional Information and the disclosure in the Prospectuses concerning New York taxes and the description of special considerations relating to New York Municipal Obligations. O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, California 90071, acts as special California Counsel and has reviewed the portions of this Statement of Additional Information and the disclosure in the Prospectuses concerning California taxes and the description of special considerations relating to California Municipal Obligations.

                                   AUDITORS

          PricewaterhouseCoopers LLP, with offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103 has been selected as the independent accountants of the Trust for the fiscal year ending October 31, 2000.

                             FINANCIAL STATEMENTS

          The Annual Report for the fiscal year ended October 31, 1999 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report ("the Financial Statements") are incorporated by reference into this Statement of Additional

Information. The Financial Statements for the Trust have been audited by the Trust's independent accountants, PricewaterhouseCoopers LLP, whose reports thereon also appear in the Annual Report and are incorporated herein by reference. The Financial Statements for Muni for the year ended November 30, 1998 and the financial highlights for the nine years in the period ended November 30, 1998 have been audited by Muni's former independent accountants, KPMG LLP. The Financial Statements in the Annual Report have been incorporated herein in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

                                 MISCELLANEOUS

Shareholder Vote

          As used in this Statement of Additional Information, a "majority of the outstanding shares" of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund's shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

          As of October 31, 1999, the value of TempFund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Morgan Stanley & Co., Inc. $1,283,664,000; Goldman Sachs & Co. $1,160,000,000;
Deutsche Bank Securities, Inc. $1,000,000,000; Morgan (J.P.) Securities, Inc. $404,755,000; Lehman Brothers, Inc. $350,000,000; Warburg Dillion Read LLC $200,000,000 and Merrill Lynch $100,000,000.

          As of October 31, 1999, the value of TempCash's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Goldman Sachs & Co. $100,000,000; Lehman Brothers, Inc. $15,100,000 and Morgan Stanley & Co., Inc. $4,000,000.

          As of October 31, 1999, the value of FedFund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Morgan Stanley & Co., Inc. $190,000,000; Goldman Sachs & Co. $80,000,000 and Lehman Brothers, Inc. $5,800,000.

          As of October 31, 1999, the value of T-Fund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Deutsche Bank Securities, Inc. $550,000,000; Morgan Stanley & Co., Inc. $340,900,000; Greenwich Capital Markets Inc. $300,000,000; Credit Suisse First Boston Corp. $175,000,000; ABN AMRO Inc. $135,000,000; Barclay's Capital Inc. $135,000,000; Bear Stearns & Co. Inc. $135,000,000 and Nesbitt Burns Securities Inc. $135,000,000; Salomon Smith Barney Inc. $135,000,000; Lehman Brothers Inc. $100,000,000; Warburg Dillion Read Inc. $100,000,000; Merrill Lynch Government Securities Inc. $50,000,000 and Goldman Sachs & Co. $38,000,000.

Certain Record Holders

As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Tempfund Cash Management Shares were as follows: FBO Gibraltor Bank FSB, Marshall & Ilsley Trust Co., 1000 N. Water Street, 14/th/ Floor, Milwaukee, WI 53202 (80.30%) and the Business Bank/Baton Rouge, Mutual Partners/Corp. Cash Sweep, P.O. Box 98509, Baton Rouge, LA 70884 (18.11%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempFund Institutional Shares were as follows: Saxon & Co., PNC Bank, 200 Stevens Drive, Ste. 260A, Lester, PA 19113 (7.86%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempFund Dollar Shares were as follows: CitiBank Services, IC & D Cash Management, 3800 Citibank Center Tampa, Tampa, FL, 33610 (5.48%); Broadway National Bank, Cash Management Temp Fund, P.O. Box 17001, San Antonio, CA 78217 (8.14%); Morgan Keegan & Co., Inc., 50 Front Street, 18/th/ Floor, Memphis, TN 38103 (9.52%); PNC Advisors (Connecticut), 125 E. Putnam Avenue, Greenwich, CT 06830 (28.43%) and PNC Bank Sweep, 620 Liberty Avenue, Pittsburgh, PA 15265 (8.06%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempCash Institutional Shares were as follows: Saxon & Co., PNC Bank, 200 Stevens Drive, Ste. 260A, Lester, PA 19113 (24.56%); California Bank & Trust, Sumitomo Network Inv. Cust., 101 S. San Pedro St., Ste. 900, Los Angeles CA 90012 (5.32%); and USAA Brokerage Services, 9800 Fredericksburg Road, San Antonio, TX 78288 (13.07%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempCash Dollar Shares were as follows: Cash Balance Sweeps, BHC Securities, 2005 Market Street, One Commerce Square, 11/th/ Floor, Philadelphia, PA 19103 (39.79%); Citibank NA, IC&D Cash Management, 3800 Citibank Center Tampa, Tampa, FL 33610 (16.46%); Norwest Investment Services, 608 2/nd/ Avenue South, 8/th/ Floor, Minneapolis, MN 55479 (9.97%) and Hilliard Lyons, Cash Balance Sweeps, 501 Hilliard Lyons Center, Louisville, KY 40202 (18.68%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of FedFund Institutional Shares were as follows: Washington Trust Bank, WABANC & CO, P.O. Box 2127, Spokane, WA 99210 (6.04%); HSBC Bank USA, HSBC Bank Gen. Acct. #10, P.O. Box 4203, Buffalo, NY 14240 (6.14%); Chase Manhattan Bank NA, GSS As Agent, 4 New York Plaza, 13/th/ Floor, New York, NY 10004 (7.12%); Mercantile Bank NA, Trust Securities Unit, P.O. Box 387, Main Post Office, St. Louis,

MO 63116 (7.16%); United States National Bank, Meg & Co., P.O. Box 520, Johnstown, PA 15907 (6.01%); Saxon & Co., PNC Bank, 200 Stevens Drive, Ste. 206A, Lester, PA 19113 (7.59%); Chase Manhattan Bank, Administrative Services, 1 Chase Manhattan Plaza, New York, NY 10005 (7.11%) and Saxon & Co., FBO Omnibus Accounts, 200 Stevens Drive, Ste. 206A, Lester, PA 19113 (5.78%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniFund Cash Management Shares were as follows: FBO Gilbraltar Bank FSB, Marshall & Ilsely Trust Co., 1000 N. Water Street, 14/th/ Floor, Milwaukee, WI 53202 (72.55%) and the Harbor Bank of Maryland, Mut. Partners/Corp. Cash Sweep, 25 West Fayette Street, Baltimore, MD 21201 (27.45%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of FedFund Dollar Shares were as follows: Norwest Investment Services, 608 2/nd/ Avenue South, 8/th/ Floor, Minneapolis, MN 55479 (8.09%); Glenview State Bank, GSB & CO, 800 Waukegan Road, Glenview, IL 60025 (32.14%); Allied Security Inc., Provident Advisers/Service Agent, 2840 Library Road, Pittsburgh, PA 15234 (8.92%) and PNC Bank Sweep, 620 Liberty Avenue, Pittsburgh, PA 15265 (37.33%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniFund Institutional Shares were as follows: Chase Manhattan Bank NA, GSS As Agent, 4 New York Plaza, 13/th/ Floor, New York, NY 10004 (18.25%); Exchange Bank, Trust Department, P.O. Box 208, Santa Rosa, CA 95402 (5.11%) and Chase Manhattan Bank, Administrative Services, 1 Chase Manhattan Plaza, New York, NY 10005 (26.42%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniFund Dollar Shares were as follows: Bankers Trust Company, Sunshine State Govt. Commission, Dade County FL/Ins. Reserve, 4 Albany Street, 4/th/ Floor, New York, NY 10006 (63.58%); Bankers Trust Company, Sunshine State Govt. Commission, Tax Exempt/Initial Excess Int., 4 Albany Street, 4/th/ Floor, New York, NY 10006 (6.66%); D&N Bank, 400 Quincy Street, Hancock, MI 49930 (7.89%) and Morgan Keegan & Co., Inc., 50 Front Street, 18/th/ Floor, Memphis, TN 38103 (11.32%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniCash Institutional Shares were as follows: Saxon & Company, PNC Bank, 8800 Tinicum Blvd., Philadelphia, PA 19153 (13.69%); Patterson Dental Company, 1031 Mendota Heights Road, St. Paul, MN 55120 (9.28%); Automatic Data Processing Inc., 1 ADP Blvd., MS 420, Roseland, NJ 07068 (7.30%); USAA Brokerage Services, 9800 Fredericksburg Road, San Antonio, TX 78288 (31.75%) and Network Appliance Inc., 495 East Java Drive, Sunnyvale, CA 94089 (7.28%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniCash Dollar Shares were as follows: Cash Balance Sweeps, BHC Securities, 2005 Market Street, One Commerce Square, 11/th/ Floor, Philadelphia, PA 19103 (19.78%); Laird Norton Trust Company, Norton Building, 11/th/ Floor, 801 2/nd/ Avenue, Seattle, WA 98104 (64.32%) and Hilliard Lyons, Cash Balance Sweeps, 501 Hilliard Lyons Center, Louisville, KY 40202 (6.59%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of California Money Fund Institutional Shares were as follows: Sanwa Bank California, P.O. Box 60078, Los Angeles, CA 90060 (6.48%); Chase Manhattan Bank NA, GSS As Agent, 4 New York Plaza, 13/th/ Floor, New York, NY 10004 (29.56%); Santa Barbara Bank & Trust, SANBARCO, 820 State Street, Santa Barbara, CA 93101 (6.44%); City National Bank, P.O. Box 60520, Los Angeles, CA 90066 (12.26%); Comerica Bank, Calhoun & Co., 411 Lafayette, Detroit, MI 48226 (8.05%); The Whitter Trust Company, Fiduciary Account, 1600 Huntington Drive, South Pasadena, CA 91030 (5.64%) and California Bank & Trust, Sas Agent for its Cash Sweep & Sonitorno Network Inv. Cust., 101 S. San Pedro St., Ste. 900, Los Angeles, CA 90012 (5.51%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of California Money Fund Dollar Shares were as follows: Santa Barbara Bank & Trust, SANBARCO, 820 State Street, Santa Barbara, CA 93101 (27.42%); Laird Norton Trust Company, Norton Building, 11/th/ Floor, 801 2/nd/ Avenue, Seattle, WA 98104 (42.84%) and City National Bank, Fiduciary for Various Accounts, P.O. Box 60520, Los Angeles, CA 90060 (29.75%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of New York Money Fund Institutional Shares were as follows: Chase Manhattan Bank NA, Trulin & Co., P.O. Box 1412, Rochester, NY 14603 (17.26%); HSBC Bank USA, HSBC Bank Gen. Acct. #10, P.O. Box 4203, Buffalo, NY 14240 (13.82%); Fleet Investment Services, Fleet New York, 159 East Main St., Rochester, NY 14638 (15.74%); Chase Manhattan Bank NA, GSS As Agent, 4 New York Plaza, 13/th/ Floor, New York, NY 10004 (10.26%) and Chase Manhattan Bank, Administrative Services, 1 Chase Manhattan Plaza, New York, NY 10005 (28.69%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of New York Money Fund Dollar Shares were as follows: Hillard Lyons, Cash Balance Sweeps, 501 Hilliard Lyons Center, Louisville, KY 40202 (100%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of

T-Fund Cash Management Shares were as follows: the Harbor Bank of Maryland, Mut. Partners/Corp. Cash Sweep, 25 West Fayette Street, Baltimore, MD 21201 (11.60%) and Union Bank, Lenore Nelson/Tr. Fund Acctg., P.O. Box 85602, San Diego, CA 92186 (86.38%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of T-Fund Institutional Shares were as follows: Union Bank, P.O. Box 85602, San Diego, CA 92186 (17.85%); Midland Loan Services Inc., 210 W. 10/th/ Street, Kansas City, MO 64105 (21.11%) and Washington State, Investment Board, P.O. Box 40916, Olympia, WA 98504 (6.19%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of T-Fund Dollar Shares were as follows: Zions First National Bank, Trust Department, P.O. Box 30880, Salt Lake City, UT 84130 (11.34%); Obie & Co., Chase Bank of Texas, P.O. Box 2558, Houston, TX 77252 (33.73%); Bank of Tokyo-Mitsubishi Tr. Co., NMAC Yield Supplement 99, 1251 Avenue of the Americas, New York, NY 10020 (8.34%) and PNC Bank Sweep, 620 Liberty Avenue, Pittsburgh, PA 15265 (14.12%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Federal Trust Fund Institutional Shares were as follows: Chase Manhattan Bank, Administrative Services, 1 Chase Manhattan Plaza, New York, NY 10005 (14.19%); Union Trust Company, Branch & Co., P.O. Box 479, Ellsworth, ME 04605 (9.67%) and Chase Bank of Texas, OBIE &CO, P.O. Box 2558, Houston, TX 77252 (37.44%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Federal Trust Fund Dollar Shares were as follows: Santa Barbara Bank & Trust, SANBARCO, 820 State Street, Santa Barbara, CA 93101 (75.54%) and Commercial National Westmoreland, County/Highview Trust & Co., 19 N. Main Street, Greensburg, PA 15601 (12.08%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Treasury Trust Fund Institutional Shares were as follows: Zions First National Bank, Trust Department, P.O. Box 30880, Salt Lake City, UT 84130 (8.31%); Chase Manhattan Bank, Administrative Services, 1 Chase Manhattan Plaza, New York, NY 10005 (12.35%); Saxon & Co., FBO Omnibus Accounts, 200 Stevens Drive, Ste. 206A, Lester, PA 19113 (5.05%); Associated Trust Company, ESOR & CO, P.O. Box 12800, Green Bay, WI 54307 (8.29%) and United States Fire Insurance Co., Operating Accounting, 305 Madison Ave., P.O. Box 1973, Morristown, NJ 07960 (5.44%).

          As of May 18, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Treasury Trust Fund Dollar Shares were as follows: Bankers Trust Company, 1 South Street, 19/th/ Floor, Baltimore, MD 21202 (64.88%); Chase Bank of Texas, P.O. Box 2558, Houston, TX 77252 (15.42%) and PNC Bank Sweep, 620 Liberty Avenue, Pittsburgh, PA 15265 (8.69%).

                                  APPENDIX A

Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes applicable rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          The applicable rating category of Duff & Phelps for investment grade commercial paper and short-term debt is "D-1." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the applicable ratings used by Thomson Financial BankWatch:

          "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."


Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the applicable ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          PLUS (+) OR MINUS (-) - The ratings "AA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The following summarizes the applicable ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classification "Aa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          To provide more detailed indications of credit quality, the "AA," rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the applicable ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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          To provide more detailed indications of credit quality, the Fitch IBCA ratings "AA" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

          Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          PLUS (+) OR MINUS (-) - The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.